UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21547

 NAME OF REGISTRANT:                     Calamos Global Total Return
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2020 Calamos Court
                                         Naperville, IL 60563

 NAME AND ADDRESS OF AGENT FOR SERVICE:  James S. Hamman, Jr., Secretary
                                         2020 Calamos Court
                                         Naperville, IL 60563

 REGISTRANT'S TELEPHONE NUMBER:          (630)245-7200

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2006 - 06/30/2007


Calamos Global Total Return Fund
--------------------------------------------------------------------------------------------------------------------------
 AMERICA MOVIL, S.A.B. DE C.V.                                                               Agenda Number:  932692230
--------------------------------------------------------------------------------------------------------------------------
        Security:  02364W105
    Meeting Type:  Special
    Meeting Date:  27-Apr-2007
          Ticker:  AMX
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      APPOINTMENT OR, AS THE CASE MAY BE, REELECTION            Mgmt          Abstain
       OF THE MEMBERS OF THE BOARD OF DIRECTORS OF
       THE COMPANY THAT THE HOLDERS OF THE SERIES
       L  SHARES ARE ENTITLED TO APPOINT. ADOPTION
       OF RESOLUTIONS THEREON.

II     APPOINTMENT OF DELEGATES TO EXECUTE AND, IF               Mgmt          For
       APPLICABLE, FORMALIZE THE RESOLUTIONS ADOPTED
       BY THE MEETING. ADOPTION OF RESOLUTIONS THEREON.




--------------------------------------------------------------------------------------------------------------------------
 ASTELLAS PHARMA INC.                                                                        Agenda Number:  701235079
--------------------------------------------------------------------------------------------------------------------------
        Security:  J03393105
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2007
          Ticker:
            ISIN:  JP3942400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          Abstain                        Against

3.2    Appoint a Director                                        Mgmt          Abstain                        Against

3.3    Appoint a Director                                        Mgmt          Abstain                        Against

3.4    Appoint a Director                                        Mgmt          Abstain                        Against

3.5    Appoint a Director                                        Mgmt          Abstain                        Against

3.6    Appoint a Director                                        Mgmt          Abstain                        Against

3.7    Appoint a Director                                        Mgmt          Abstain                        Against

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Appoint a Substitute Corporate Auditor                    Mgmt          For                            For

6.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

7.     Approve Provision of Remuneration to the Directors        Mgmt          For                            For
       of the Board as a Group for Stock Option Scheme
       as Stock-Linked Compensation Plan




--------------------------------------------------------------------------------------------------------------------------
 AUSTRALIAN STOCK EXCHANGE LTD                                                               Agenda Number:  701064420
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q1080Z105
    Meeting Type:  AGM
    Meeting Date:  09-Oct-2006
          Ticker:
            ISIN:  AU000000ASX7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 337444 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive the financial report, the Directors               Non-Voting
       report and the Auditors  report for ASX and
       its controlled entities for the YE 30 JUN 2006

2.     Receive the financial report and the Auditors             Non-Voting
       report for the National Guarantee Fund for
       the YE 30 JUN 2006

3.     Adopt the remuneration report                             Mgmt          For                            For

4.     Elect Mr. Rich Holliday-Smith as a Director               Mgmt          For                            For
       of ASX

5.     Elect Mr. Jillian Segal as a Director of ASX,             Mgmt          For                            For
       who retires by rotation

6.     Elect Mr. Michael Sharpe as a Director of ASX,            Mgmt          For                            For
       who retires by rotation

7.     Elect Mr. Peter Warne as a Director of ASX                Mgmt          For                            For

8.     Approve to change the Company to ASX Limited,             Mgmt          For                            For
       effective no later than 01 JAN 2007

9.     Amend the Company s Constitution, as specified            Mgmt          For                            For

10.    Approve, for all the purposes including for               Mgmt          For                            For
       the purpose of Listing Rule 10.14, the grant
       of performance rights to acquire shares in
       ASX and the issue or transfer of shares in
       ASX, to Mr. Robert Elstone under the ASX long-term
       Incentive Plan as specified

11.    Approve, for all the purposes including for               Mgmt          For                            For
       the purpose of Listing Rule 10.11, to issue
       134,000 ASX shares to Mr. Robert Elstone as
       specified

12.    Approve, in accordance with Section 256C(1)               Mgmt          For                            For
       of the corporations Act 2001, to reduce the
       share capital of the Company by paying the
       sum of AUD 0.585 per fully paid ordinary share
       on issue on the record date  as specified




--------------------------------------------------------------------------------------------------------------------------
 BANK OF PIRAEUS                                                                             Agenda Number:  701131271
--------------------------------------------------------------------------------------------------------------------------
        Security:  X06397107
    Meeting Type:  EGM
    Meeting Date:  14-Mar-2007
          Ticker:
            ISIN:  GRS014013007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ELIG: INCLUDES SETTLED POSITION          Non-Voting
       PLUS ALL PURCHASES WITH SETTLEMENT DATE UP
       TO THE RDDT, ALL SALES WITH SETTLEMENT DATE
       AFTER THE GM THAT HAVE NOT BEEN ANALYZED AND
       EXCLUDES INBA AND DERIVATIVES POSITION. IF
       NO ACTIONS RECEIVED, NO ACTION WILL BE TAKEN
       THE INSTRUCTED SHARES WILL BE UNBLOCKED THE
       NEXT BUSINESS DAY AFTER THE MEETING DATE (MEET).
       THERE WILL BE NO FURTHER POSTING ON THIS ISSUE.
       THANK YOU.

1.     Approve the share capital increase by contribution        Mgmt          Take No Action
       of at least 308,872,139 shares and maximum
       of 772,180,348 shares of  Marfin Popular Bank
       Public Co, Ltd   and abolition of the preemptive
       right of current shareholders of Piraeus Bank
       S.A., in favour of the shareholders of the
       above mentioned company, who will accept the
       public offer made by Piraeus Bank S.A for the
       acquisition of a percentage of at least 40%
       and a  maximum of 100% of Marfinpopular Bank
       Public Co. Ltd share capital

2.     Approve the amendment of article 5 of the Articles        Mgmt          Take No Action
       of Association on the share capital.

3.     Approve the granting of relative authorizations           Mgmt          Take No Action
       to the Board of Directors of the Bank.

       THIS MEETING IS A THIRD CALL MEETING.  IF YOU             Non-Voting
       HAVE ALREADY  VOTED AT THE SECOND CALL MEETING
       WHICH WAS HELD ON FEBRUARY 26, 2007, PLEASE
       NOTE YOU DO NOT HAVE TO VOTE AGAIN UNLESS YOU
       DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BANK OF PIRAEUS                                                                             Agenda Number:  701162581
--------------------------------------------------------------------------------------------------------------------------
        Security:  X06397107
    Meeting Type:  AGM
    Meeting Date:  03-Apr-2007
          Ticker:
            ISIN:  GRS014013007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

1.     Approve the Banks annual financial statements             Mgmt          Take No Action
       2006, together with the Board of Directors
       and the Auditors relevant reports and profits
       distribution

2.     Approve the exemption of the Board of Director            Mgmt          Take No Action
       Members and the Certified Auditors from any
       liability for indemnity for the FY 2006

3.     Approve the Banks Board of Director and Executives        Mgmt          Take No Action
       remuneration and indemnities

4.     Elect the Certified Auditors, regular and substitute,     Mgmt          Take No Action
       for the FY 2007

5.     Ratify the election of new Board of Director              Mgmt          Take No Action
       Members in replacement of resigned Members

6.     Approve to preapprove the fees to the Members             Mgmt          Take No Action
       of the Board of Director

7.     Approve to purchase the Banks own shares, according       Mgmt          Take No Action
       to Article 16 Paragraph 5 to 14 of Law 2190/1920

8.     Authorize the Board of Director Members and               Mgmt          Take No Action
       Banks Managers, pursuant to Article 23 of the
       Codified Law 2190/1920, for their participation
       in associated Companies management, pursuant
       to Article 42e Paragraph 5 of the Codified
       Law 2190/1920

9.     Authorize the Board of Director to increase               Mgmt          Take No Action
       each time the share capital, according to Article
       13 Paragraph 1B of Law 2190/1920

10.    Various announcements                                     Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 BANK OF PIRAEUS                                                                             Agenda Number:  701192320
--------------------------------------------------------------------------------------------------------------------------
        Security:  X06397107
    Meeting Type:  AGM
    Meeting Date:  16-Apr-2007
          Ticker:
            ISIN:  GRS014013007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Board of Directors to increase              Mgmt          Take No Action
       the share capital according to Article 13 Paragraph
       1 of Law 2190/1920




--------------------------------------------------------------------------------------------------------------------------
 BANK OF PIRAEUS                                                                             Agenda Number:  701216574
--------------------------------------------------------------------------------------------------------------------------
        Security:  X06397107
    Meeting Type:  OGM
    Meeting Date:  03-May-2007
          Ticker:
            ISIN:  GRS014013007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorization to the Board of Directors to increase       Mgmt          Take No Action
       the Bank s share capital, in accordance with
       Article 13 Paragraph 1B, Law 2190/1920.




--------------------------------------------------------------------------------------------------------------------------
 BRITISH AMERICAN TOBACCO PLC                                                                Agenda Number:  701183179
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1510J102
    Meeting Type:  AGM
    Meeting Date:  26-Apr-2007
          Ticker:
            ISIN:  GB0002875804
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and the reports of the               Mgmt          For                            For
       Directors and the Auditors YE 31 DEC 2006

2.     Approve the remuneration report of the Directors          Mgmt          For                            For
       YE 31 DEC 2006

3.     Declare a final dividend of 40.2p per ordinary            Mgmt          For                            For
       share in respect of the YE 31 DEC 2006, payable
       on 03 MAY 2007 to shareholders on the register
       at the close of business on 09 MAR 2007

4.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Company s Auditors

5.     Authorize the Directors to agree the Auditors             Mgmt          For                            For
       remuneration

6.a    Re-appoint Mr. Paul Adams as a Director                   Mgmt          For                            For

6.b    Re-appoint Mr. Robert Lerwill as a Director               Mgmt          For                            For

6.c    Re-appoint Sir Nicholas Scheele as a Director             Mgmt          For                            For

6.d    Re-appoint Mr. Thys Visser as a Director                  Mgmt          For                            For

7.     Authorize the Directors, in accordance with               Mgmt          For                            For
       Section 80 of the Companies Act 1985, to allot
       relevant securities Section 80(2) of that
       Act up to an aggregate nominal amount of GBP
       171,871,064; Authority expires at the conclusion
       of the next AGM of the Company; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.8    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95(1) of the Companies Act 1985, to allot equity
       securities Section 94 of that Act for cash,
       disapplying the statutory pre-emption rights
       Section 89(1) of the Act, provided that this
       power is limited to the allotment of equity
       securities: i) in connection with a rights
       issue, open offer or other pre-emptive offering
       in favor of ordinary shareholders of 25p each
       of the Company; ii) up to an aggregate nominal
       amount of GBP 25,780,659; Authority expires
       at the conclusion of the next AGM of the Company;
       and Directors may allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

9.     Approve, the waiver granted by the Panel on               Mgmt          For                            For
       takeovers and mergers of the obligations which
       may otherwise arise, pursuant to Rule 9 of
       the City Code on takeovers and mergers for
       R & R as specified to make a general offer
       to the shareholders of the Company for all
       the issued ordinary shares of 25p each in the
       capital of the Company as a result of any market
       purchases of ordinary shares by the Company
       pursuant to the authority granted by Resolution
       10

S.10   Authorize the Company, to make market purchases           Mgmt          For                            For
       Section 163(3) of the Companies Act 1985
       up to 206.2 million of ordinary shares of 25
       pence each in the capital of the Company, at
       a minimum price of 25p and an amount equal
       to 105% of the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days; Authority expires at the
       conclusion of the next AGM of the Company;
       and the Company may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

11.    Approve, the British American Tobacco 2007 Long           Mgmt          For                            For
       Term Incentive Plan, as specified and authorize
       the Directors of the Company to do all such
       acts and things as they may consider appropriate
       to bring the same into effect

12.    Approve that the British American Tobacco Sharesave       Mgmt          For                            For
       Scheme the Sharesave Scheme, as specified,
       be extended for a further period of 10 years
       and the amendments to the Sharesave Scheme,
       as specified and authorize the Directors of
       the Company to do all such acts and things
       as they may consider appropriate to bring the
       same into effect

S.13   Ratify, the entry in the audited accounts of              Mgmt          For                            For
       the Company for YE 31 DEC 2006, whereby distributable
       profits of the Company were appropriated to
       the payment of the interim dividend on the
       Company s ordinary shares of 15.7p per ordinary
       share paid on 13 SEP 2006 to the shareholders
       to register at the close of business on 04
       AUG 2006 the Interim Dividend; any claims
       which are Company may have in respect of the
       payment of the Interim Dividend on the Company
       s ordinary shares against its shareholders
       who appeared on the register of shareholders
       on the relevant record date be released with
       effect from 13 SEP 2006 and a deed of release
       in favor of such shareholders be entered in
       to by the Company in the form of the deed as
       specified; any distribution involved in the
       giving of any such release in relation to the
       Interim Dividend be made out of the profits
       appropriated to the Interim Dividend as aforesaid
       by reference to a record date identical to
       the record date for the Interim Dividend; and
       any and all claims which the Company may have
       against its Directors both past and present
       arising out of the payment of the Interim Dividend
       or the invalid repurchases by the Company of
       its own shares carried out between 22 SEP 2006
       and 04 DEC 2006 inclusive be released and
       that a deed release in favor of the Company
       s Directors be entered into by the Company
       in the form of the deed as specified

S.14   Adopt the new Articles of Association as specified,       Mgmt          For                            For
       in substitution for and to the exclusion of
       the existing Articles of Association of the
       Company




--------------------------------------------------------------------------------------------------------------------------
 CANON INC.                                                                                  Agenda Number:  701150815
--------------------------------------------------------------------------------------------------------------------------
        Security:  J05124144
    Meeting Type:  AGM
    Meeting Date:  29-Mar-2007
          Ticker:
            ISIN:  JP3242800005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to the New Commercial      Code, Expand Business
       Lines

3.1    Appoint a Director                                        Mgmt          Abstain                        Against

3.2    Appoint a Director                                        Mgmt          Abstain                        Against

3.3    Appoint a Director                                        Mgmt          Abstain                        Against

3.4    Appoint a Director                                        Mgmt          Abstain                        Against

3.5    Appoint a Director                                        Mgmt          Abstain                        Against

3.6    Appoint a Director                                        Mgmt          Abstain                        Against

3.7    Appoint a Director                                        Mgmt          Abstain                        Against

3.8    Appoint a Director                                        Mgmt          Abstain                        Against

3.9    Appoint a Director                                        Mgmt          Abstain                        Against

3.10   Appoint a Director                                        Mgmt          Abstain                        Against

3.11   Appoint a Director                                        Mgmt          Abstain                        Against

3.12   Appoint a Director                                        Mgmt          Abstain                        Against

3.13   Appoint a Director                                        Mgmt          Abstain                        Against

3.14   Appoint a Director                                        Mgmt          Abstain                        Against

3.15   Appoint a Director                                        Mgmt          Abstain                        Against

3.16   Appoint a Director                                        Mgmt          Abstain                        Against

3.17   Appoint a Director                                        Mgmt          Abstain                        Against

3.18   Appoint a Director                                        Mgmt          Abstain                        Against

3.19   Appoint a Director                                        Mgmt          Abstain                        Against

3.20   Appoint a Director                                        Mgmt          Abstain                        Against

3.21   Appoint a Director                                        Mgmt          Abstain                        Against

3.22   Appoint a Director                                        Mgmt          Abstain                        Against

3.23   Appoint a Director                                        Mgmt          Abstain                        Against

3.24   Appoint a Director                                        Mgmt          Abstain                        Against

3.25   Appoint a Director                                        Mgmt          Abstain                        Against

3.26   Appoint a Director                                        Mgmt          Abstain                        Against

3.27   Appoint a Director                                        Mgmt          Abstain                        Against

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors

6      Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CARNIVAL CORPORATION                                                                        Agenda Number:  932636383
--------------------------------------------------------------------------------------------------------------------------
        Security:  143658300
    Meeting Type:  Annual
    Meeting Date:  16-Apr-2007
          Ticker:  CCL
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MICKY ARISON                                              Mgmt          For                            For
       AMB R.G. CAPEN, JR.                                       Mgmt          For                            For
       ROBERT H. DICKINSON                                       Mgmt          For                            For
       ARNOLD W. DONALD                                          Mgmt          For                            For
       PIER LUIGI FOSCHI                                         Mgmt          For                            For
       HOWARD S. FRANK                                           Mgmt          For                            For
       RICHARD J. GLASIER                                        Mgmt          For                            For
       BARONESS HOGG                                             Mgmt          For                            For
       MODESTO A. MAIDIQUE                                       Mgmt          For                            For
       SIR JOHN PARKER                                           Mgmt          For                            For
       PETER G. RATCLIFFE                                        Mgmt          For                            For
       STUART SUBOTNICK                                          Mgmt          For                            For
       LAURA WEIL                                                Mgmt          For                            For
       UZI ZUCKER                                                Mgmt          For                            For

02     TO RE-APPOINT PRICEWATERHOUSECOOPERS LLP AS               Mgmt          For                            For
       INDEPENDENT AUDITORS FOR CARNIVAL PLC AND TO
       RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS
       LLP AS THE INDEPENDENT REGISTERED CERTIFIED
       PUBLIC ACCOUNTING FIRM FOR CARNIVAL CORPORATION.

03     TO AUTHORIZE THE AUDIT COMMITTEE OF CARNIVAL              Mgmt          For                            For
       PLC TO AGREE TO THE REMUNERATION OF THE INDEPENDENT
       AUDITORS.

04     TO RECEIVE THE ACCOUNTS AND REPORTS FOR CARNIVAL          Mgmt          For                            For
       PLC FOR THE FINANCIAL YEAR ENDED NOVEMBER 30,
       2006.

05     TO APPROVE THE DIRECTORS  REMUNERATION REPORT             Mgmt          For                            For
       OF CARNIVAL PLC.

06     TO APPROVE LIMITS ON THE AUTHORITY TO ALLOT               Mgmt          For                            For
       SHARES BY CARNIVAL PLC.

07     TO APPROVE THE DISAPPLICATION OF PRE-EMPTION              Mgmt          For                            For
       RIGHTS FOR CARNIVAL PLC.

08     TO APPROVE A GENERAL AUTHORITY FOR CARNIVAL               Mgmt          For                            For
       PLC TO BUY BACK CARNIVAL PLC ORDINARY SHARES
       IN THE OPEN MARKET.

09     TO APPROVE ELECTRONIC COMMUNICATIONS WITH CARNIVAL        Mgmt          For                            For
       PLC SHAREHOLDERS.




--------------------------------------------------------------------------------------------------------------------------
 CHEVRON CORPORATION                                                                         Agenda Number:  932647007
--------------------------------------------------------------------------------------------------------------------------
        Security:  166764100
    Meeting Type:  Annual
    Meeting Date:  25-Apr-2007
          Ticker:  CVX
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: S.H. ARMACOST                       Mgmt          For                            For

1B     ELECTION OF DIRECTOR: L.F. DEILY                          Mgmt          For                            For

1C     ELECTION OF DIRECTOR: R.E. DENHAM                         Mgmt          For                            For

1D     ELECTION OF DIRECTOR: R.J. EATON                          Mgmt          For                            For

1E     ELECTION OF DIRECTOR: S. GINN                             Mgmt          For                            For

1F     ELECTION OF DIRECTOR: F.G. JENIFER                        Mgmt          For                            For

1G     ELECTION OF DIRECTOR: S. NUNN                             Mgmt          For                            For

1H     ELECTION OF DIRECTOR: D.J. O REILLY                       Mgmt          For                            For

1I     ELECTION OF DIRECTOR: D.B. RICE                           Mgmt          For                            For

1J     ELECTION OF DIRECTOR: P.J. ROBERTSON                      Mgmt          For                            For

1K     ELECTION OF DIRECTOR: K.W. SHARER                         Mgmt          For                            For

1L     ELECTION OF DIRECTOR: C.R. SHOEMATE                       Mgmt          For                            For

1M     ELECTION OF DIRECTOR: R.D. SUGAR                          Mgmt          For                            For

1N     ELECTION OF DIRECTOR: C. WARE                             Mgmt          For                            For

02     RATIFICATION OF INDEPENDENT REGISTERED PUBLIC             Mgmt          For                            For
       ACCOUNTING FIRM

03     PROPOSAL TO AMEND CHEVRON S RESTATED CERTIFICATE          Mgmt          For                            For
       OF INCORPORATION TO REPEAL THE SUPERMAJORITY
       VOTE PROVISIONS

04     ADOPT POLICY AND REPORT ON HUMAN RIGHTS                   Shr           Against                        For

05     ADOPT GOALS AND REPORT ON GREENHOUSE GAS EMISSIONS        Shr           Against                        For

06     ADOPT POLICY AND REPORT ON ANIMAL WELFARE                 Shr           Against                        For

07     RECOMMEND AMENDMENT TO THE BY-LAWS TO SEPARATE            Shr           Against                        For
       THE CEO/CHAIRMAN POSITIONS

08     AMEND THE BY-LAWS REGARDING THE STOCKHOLDER               Shr           Against                        For
       RIGHTS PLAN POLICY

09     REPORT ON HOST COUNTRY ENVIRONMENTAL LAWS                 Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 CREDIT SUISSE GROUP, ZUERICH                                                                Agenda Number:  701183965
--------------------------------------------------------------------------------------------------------------------------
        Security:  H3698D419
    Meeting Type:  AGM
    Meeting Date:  04-May-2007
          Ticker:
            ISIN:  CH0012138530
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET.  PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 373014, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, the parent Company             Mgmt          For                            For
       s 2006 financial statements and the Group s
       2006 consolidated financial statements

2.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors and the Executive Board during
       the 2006 FY

3.     Approve to reduce the share capital by CHF 26,894,500     Mgmt          For                            For
       from CHF 607,431,006.50 to CHF 580,536,506.50
       by canceling 53,789,000 shares with a par value
       of CHF 0.50 each, which were acquired in the
       period between 16 MAR 2006 and 15 MAR 2007
       pursuant to the Buy Back Program; acknowledge,
       according to the special report of the Auditors
       KPMG Klynveld Peat Marwick Goerdeler SA the
       obligees  claims are fully covered after the
       share capital reduction as required by Article
       732 Paragraph 2 CO; that as of the date of
       the entry of the capital reduction in the Commercial
       Register, amend Article 3 Paragraph 1 of the
       Articles of Association as specified

4.1    Approve to allocate the retained earnings of              Mgmt          For                            For
       CHF 14,337,238,095 comprising retained earnings
       brought forward from the previous year of CHF
       3,327,390,120 and net profit for 2006 of CHF
       11,009,847,975 as specified

4.2.   Approve to reduce the share capital by CHF 534,093,585.98 Mgmt          For                            For
       from CHF 580,536,506.50 to CHF 46,442,920.52
       of shares from CHF 0.50 to CHF 0.04 and by
       remitting the amount of the reduction to the
       shareholders; acknowledge that, according to
       the special report of the Auditors KPMG Klynveld
       Peat Marwick Goerdeler SA the obligees  claims
       are fully covered after the share capital reduction
       as required by Article 732 Paragraph 2 CO;
       that as of the date of the entry of the capital
       reduction in the Commercial Register, amend
       Article 3 Paragraph 1 of the Articles of Association
       as specified

5.     Approve the buy back of own shares of up to               Mgmt          For                            For
       a maximum value of CHF 8 billion for a period
       of 3 years

6.1    Approve to renew the authorized capital and               Mgmt          For                            For
       accordingly amend Article 27 Paragraph 1, Article
       26b Paragraph 1and Article 26 c Paragraph 1of
       the Articles of Association as specified

6.2    Amend Article 7 Paragraphs 4 and 5 of the Articles        Mgmt          For                            For
       of Association on the date the capital reduction
       is entered in the Commercial Register as specified

6.3    Amend Articles 26, 26b and 27 of the Articles             Mgmt          For                            For
       of Association at the time of the entry of
       the share capital reduction in the Commercial
       Register as specified

7.1.1  Re-elect Mr. Noreen Doyle as a Director for               Mgmt          For                            For
       a term of 3 years as stipulated in the Articles
       of Association

7.1.2  Re-elect Mr. Aziz R. D. Syriani as a Director             Mgmt          For                            For
       for a term of 3 years as stipulated in the
       Articles of Association

7.1.3  Re-elect Mr. David W. Syz as a Director for               Mgmt          For                            For
       a term of 3 years as stipulated in the Articles
       of Association

7.1.4  Re-elect Mr. Peter Weibel as a Director for               Mgmt          For                            For
       a term of 3 years as stipulated in the Articles
       of Association

7.2    Re-elect KPMG Klynveid Peat Marwick Goerdeier             Mgmt          For                            For
       SA, Zurich, as the Independent Auditors of
       the parent Company and the Group for a further
       term of 1 year

7.3    Elect BDO Visura, Zurich, as the Special Auditors         Mgmt          For                            For
       for a term of 1 year

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF CONSERVATIVE RECORD DATE AS 25 APR 2007.
       PLEASE ALSO NOTE THE NEW CUT-OFF IS 01 MAY
       2007. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
       PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
       YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CSL LTD                                                                                     Agenda Number:  701064343
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q3018U109
    Meeting Type:  AGM
    Meeting Date:  18-Oct-2006
          Ticker:
            ISIN:  AU000000CSL8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the reports          Non-Voting
       of the Directors and the Auditors for the YE
       30 JUN 2006 and to note the final dividend
       in respect of the YE 30 JUN 2006 declared by
       the Board and paid by the Company

2.A    Elect Professor. John Shine as a Director of              Mgmt          For                            For
       the Company

2.B    Elect Mr. David Simpson as a Director of the              Mgmt          For                            For
       Company

2.C    Re-elect Miss. Elizabeth A. Alexander as a Director       Mgmt          For                            For
       of the Company, who retires by rotation in
       accordance with the Rule 99(a) of the Constitution

2.D    Re-elect Mr. Antoni M. Cipa as a Director of              Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with the Rule 99(a) of the Constitution

3.     Adopt the remuneration report  which forms part           Mgmt          For                            For
       of the Directors  report  for the YE 30 JUN
       2006

S.4    Approve the renewal for a 3 year period of Rule           Mgmt          For                            For
       147 of the Constitution of the Company

5.     Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       10.14 and for all other purposes, the issue
       of up to a maximum of 500,000 performance rights
       from time to time under and in accordance with
       the Company s Performance Rights Plan to any
       of the Executive Directors of the Company as
       at the date this resolution is passed, during
       the period of 3 years from the date this resolution
       is passed; and any issue of shares to those
       Executive Directors upon the exercise of any
       such performance rights




--------------------------------------------------------------------------------------------------------------------------
 DAIWA SECURITIES GROUP INC.                                                                 Agenda Number:  701235512
--------------------------------------------------------------------------------------------------------------------------
        Security:  J11718111
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2007
          Ticker:
            ISIN:  JP3502200003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Amend the Articles of Incorporation                       Mgmt          Take No Action

2.1    Appoint a Director                                        Mgmt          Take No Action

2.2    Appoint a Director                                        Mgmt          Take No Action

2.3    Appoint a Director                                        Mgmt          Take No Action

2.4    Appoint a Director                                        Mgmt          Take No Action

2.5    Appoint a Director                                        Mgmt          Take No Action

2.6    Appoint a Director                                        Mgmt          Take No Action

2.7    Appoint a Director                                        Mgmt          Take No Action

2.8    Appoint a Director                                        Mgmt          Take No Action

2.9    Appoint a Director                                        Mgmt          Take No Action

2.10   Appoint a Director                                        Mgmt          Take No Action

2.11   Appoint a Director                                        Mgmt          Take No Action

2.12   Appoint a Director                                        Mgmt          Take No Action

2.13   Appoint a Director                                        Mgmt          Take No Action

3.     Approve Issuance of Share Acquisition Rights              Mgmt          Take No Action
       as Stock Options




--------------------------------------------------------------------------------------------------------------------------
 EFG EUROBANK ERGASIAS SA                                                                    Agenda Number:  701162238
--------------------------------------------------------------------------------------------------------------------------
        Security:  X1898P101
    Meeting Type:  AGM
    Meeting Date:  03-Apr-2007
          Ticker:
            ISIN:  GRS323013003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

1.     Approve the Bank s annual financial statement             Mgmt          Take No Action
       for the FY 2006; the Board of Directors and
       the Auditor s relevant reports; the profit
       distribution

2.     Approve the disposal of bonus shares to the               Mgmt          Take No Action
       staff, according to the Article 16 Paragraph
       2 of the Law 2190/1920 and the Article 1 of
       Law 30/1988, which will derive from the share
       capital increase with capitalization of profits;
       corresponding modification of Article 5 of
       the Article of Association

3.     Approve the distribution of the new shares to             Mgmt          Take No Action
       the shareholders, with a Ration of 2 new shares
       for every 10 old, that will be issued as a
       result of the shares result of the shares nominal
       value decrease from EUR 3.30 to EUR 2.75 and
       simultaneous increase of the number of shares
       by 20% corresponding modification of Article
       5 of the Article of Association; authorize
       the Board of Director for immediate sale of
       fraction rights that may result from the aforementioned
       distribution and reimbursement to the beneficiaries
       of the proceeds

4.     Approve the exemption of the Board of Director            Mgmt          Take No Action
       Members and the Auditors from any liability
       for indemnity for the FY 2006

5.     Elect the auditing Company for the FY 2007 and            Mgmt          Take No Action
       approve to determine their fees

6.     Elect a new Board of Director and approve the             Mgmt          Take No Action
       determination of 2 Independent Non-Executive
       Members of the Board of Director

7.     Approve the Board of Director s remuneration              Mgmt          Take No Action
       and contracts according to the Articles 23a
       and 24 of Code Law 2190/1920

8.     Grant authority to purchase of the Bank s own             Mgmt          Take No Action
       shares, according to the Article 16 Paragraph
       5 of the Code Law 2190/1920

9.     Miscellaneous announcements                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 ENI SPA, ROMA                                                                               Agenda Number:  701211790
--------------------------------------------------------------------------------------------------------------------------
        Security:  T3643A145
    Meeting Type:  OGM
    Meeting Date:  24-May-2007
          Ticker:
            ISIN:  IT0003132476
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN MEETING DATE. PLEASE ALSO NOTE THE NEW CUT-OFF
       DATE IS 23 MAY 2007. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

O.1    Approve the financial statement of the Incorporated       Mgmt          Take No Action
       Company Enifin S.P.A as at 31 DEC 2006; receive
       the reports of the Board of Directors, of the
       Statutory Auditors and of the Auditing firm;
       appropriation of net income

O.2    Approve the financial statements of the Incorporated      Mgmt          Take No Action
       Eni Portugal Investment S.P.A as at 31 DEC
       2006; receive the reports of the Board of Directors,
       of the Statutory Auditors and of the Auditing
       firm; appropriation of net income

O.3    Approve the financial statements and consolidated         Mgmt          Take No Action
       balance sheet of Eni SPA as at 31 DEC 2006;
       receive the reports of the Board of Directors,
       of the Statutory Auditors and of the Auditing
       firm

O.4    Approve the appropriation of net income                   Mgmt          Take No Action

O.5    Approve the authorization for the acquisition             Mgmt          Take No Action
       of own shares, after having revoked the remaining
       part related to the authorization for the acquisition
       of own shares resolved by the meeting called
       on 25 MAY 2006

O.6    Approve the extension of the Audit mandate given          Mgmt          Take No Action
       to PricewaterhouseCoopers S.P.A for the 3 years
       2007-2009 confirmed by the meeting called on
       28 MAY 2004

E.1    Amend Articles No. 6.2, 13, 17, 24 and 28 of              Mgmt          Take No Action
       the By-Laws

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GRUPO MODELO SA DE CV                                                                       Agenda Number:  701113932
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4833F104
    Meeting Type:  EGM
    Meeting Date:  18-Dec-2006
          Ticker:
            ISIN:  MXP4833F1044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE AT
       ADP.  THANK YOU.

1.     Amend the Articles to comply with new Securities          Non-Voting
       Markets Regulations passed 30 DEC 2005

2.     Approve to designate the President of Audit               Non-Voting
       and the Corporate Practices Committee

3.     Approve the remuneration of the Audit and the             Non-Voting
       Corporate Practices Committee Members

4.     Elect / re-elect the Directors                            Non-Voting

5.     Approve to designate the Inspector or Shareholder         Non-Voting
       Representative(s) of minutes of the meeting




--------------------------------------------------------------------------------------------------------------------------
 GRUPO MODELO SA DE CV                                                                       Agenda Number:  701192065
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4833F104
    Meeting Type:  OGM
    Meeting Date:  23-Apr-2007
          Ticker:
            ISIN:  MXP4833F1044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I.     Approve the Board of Directors report on the              Mgmt          For                            For
       FYE as of 31 DEC 2006

II.    Approve the allocation of profits, including              Mgmt          For                            For
       the payment of a cash dividend

III.   Approve the compensations to the Company s Board          Mgmt          For                            For
       of Directors Members, regular and alternate,
       the Secretary and the Assistant Secretary

IV.    Appoint or ratify, as the case may be of the              Mgmt          Against                        Against
       Company s Board of Directors, regular and alternate,
       as well as of the Secretary and the Assistant
       Secretary

V.     Appoint or ratify, as the case may be, the Company        Mgmt          For                            For
       s Executive Committees

VI.    Appoint or ratify, as the case may be, the Chairman       Mgmt          Against                        Against
       of the Audit and the Corporate Practice Committee

VII.   Approve the designation of delegates to carry             Mgmt          For                            For
       out the fulfillment of the resolutions adopted
       by this meeting and, as the case may be, they
       formalize them as applicable




--------------------------------------------------------------------------------------------------------------------------
 HEINEKEN NV                                                                                 Agenda Number:  701175588
--------------------------------------------------------------------------------------------------------------------------
        Security:  N39427211
    Meeting Type:  AGM
    Meeting Date:  19-Apr-2007
          Ticker:
            ISIN:  NL0000009165
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 12 APR 2007. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.A    Adopt the balance sheet as at 31 DEC 2006, the            Mgmt          Take No Action
       income statement for the year 2006 and notes
       thereto

1.B    Approve a new reserve and dividend policy                 Mgmt          Take No Action

1.C    Approve the appropriation of the balance of               Mgmt          Take No Action
       the income statement in accordance with Article
       12, Paragraph 7 of the Company s Articles of
       Association

1.D    Grant discharge to the Members of the Executive           Mgmt          Take No Action
       Board

1.E    Grant discharge to the Members of the Supervisory         Mgmt          Take No Action
       Board

2.     Amend the Articles of Association                         Mgmt          Take No Action

3.A    Amend the remuneration policy for the Executive           Mgmt          Take No Action
       Board

3.B    Amend the Long-Term Incentive Plan for the Executive      Mgmt          Take No Action
       Board

4.     Approve the extension of the authorization of             Mgmt          Take No Action
       the Executive Board to acquire own shares

5.     Approve the extension of the authorization of             Mgmt          Take No Action
       the Executive Board to issue Right to shares
       and to restrict or exclude shareholders pre-emptive
       rights

6.     Re-appoint Mr. M.R. De Carvalho as the Member             Mgmt          Take No Action
       of the Supervisory Board




--------------------------------------------------------------------------------------------------------------------------
 HENNES & MAURITZ AB H&M, STOCKHOLM                                                          Agenda Number:  701215508
--------------------------------------------------------------------------------------------------------------------------
        Security:  W41422101
    Meeting Type:  AGM
    Meeting Date:  03-May-2007
          Ticker:
            ISIN:  SE0000106270
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE. THANK YOU.

       MARKET RULES REQUIRE TO DISCLOSE BENEFICIAL               Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER TO LODGE YOUR
       VOTE.

       PLEASE NOTE THAT IT IS NOT POSSIBLE TO VOTE               Non-Voting
       ABSTAIN  FOR THE RESOLUTIONS OF THIS MEETING.
       THANK YOU.

1.     Opening of the AGM                                        Mgmt          For                            For

2.     Elect the Lawyer Mr. Sven Unger as the Chairman           Mgmt          For                            For
       of the AGM

3.     Address by the Managing Director, Mr. Rolf Eriksen,       Mgmt          For                            For
       followed by an opportunity to ask question
       about the Company

4.     Approve the voting list                                   Mgmt          For                            For

5.     Approve the agenda                                        Mgmt          For                            For

6.     Elect people to check the minutes                         Mgmt          For                            For

7.     Approve the examination of whether the meeting            Mgmt          For                            For
       was properly convened

8.     Receive the statement by the Company s Auditor            Mgmt          For                            For
       and the Chairman of the Auditing Committee;
       approve the disposal of the Company s earnings
       in accordance with the approved balance sheet;
       and receive the statement by the Chairman of
       the Election Committee on the work of the Election
       Committee

9.a    Adopt the income statement and balance sheet              Mgmt          For                            For
       and the consolidated income statement and consolidated
       balance sheet

9.b    Approve a dividend to the shareholders of SEK             Mgmt          For                            For
       11.50 per share and Tuesday 08 MAY 2007 as
       the record date; dividends to be paid out by
       VPC on Friday 11 MAY 2007

9.c    Grant discharge to the Members of the Board               Mgmt          For                            For
       and the Managing Director from liability to
       the Company

10.    Approve 8 Board Members with no Deputies                  Mgmt          For                            For

11.    Approve that the total Board fees remain unchanged        Mgmt          For                            For
       at SEK 3,900,000; and the Board fees for each
       Member elected by the AGM be distributed as
       follows: to the Chairman of the Board SEK 1,250,000;
       to the Members SEK 350,000; to the Members
       of the Auditing Committee an extra SEK 100,000
       and the Chairman of the Auditing Committee
       an extra SEK 100,000 and that the Auditors
       fees be paid based on the invoices submitted

12.    Re-elect Messrs. Fred Andersson, Lottie Knutson,          Mgmt          For                            For
       Sussi Kvart, Bo Lundquist, Stig Nordfelt, Karl-Johan
       Persson, Stefan Persson and Melker Schorling
       and Mr. Stefan Persson as the Chairman

13.    Approve the establishment of the principles               Mgmt          For                            For
       for the Election Committee

14.    Approve the guidelines for remuneration to the            Mgmt          For                            For
       Senior Executives

15.    Amend Section 2 of the Articles of Association            Mgmt          For                            For
       as specified

16.    Approve a contribution by the Company of SEK              Mgmt          For                            For
       60 million to a foundation that is intended
       to be established to mark H&M s 60th anniversary

17.    Closing of the AGM                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HONDA MOTOR CO.,LTD.                                                                        Agenda Number:  701273601
--------------------------------------------------------------------------------------------------------------------------
        Security:  J22302111
    Meeting Type:  AGM
    Meeting Date:  22-Jun-2007
          Ticker:
            ISIN:  JP3854600008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Record Dates for        Distribution of
       Retained Earnings per Year

3.1    Appoint a Director                                        Mgmt          Abstain                        Against

3.2    Appoint a Director                                        Mgmt          Abstain                        Against

3.3    Appoint a Director                                        Mgmt          Abstain                        Against

3.4    Appoint a Director                                        Mgmt          Abstain                        Against

3.5    Appoint a Director                                        Mgmt          Abstain                        Against

3.6    Appoint a Director                                        Mgmt          Abstain                        Against

3.7    Appoint a Director                                        Mgmt          Abstain                        Against

3.8    Appoint a Director                                        Mgmt          Abstain                        Against

3.9    Appoint a Director                                        Mgmt          Abstain                        Against

3.10   Appoint a Director                                        Mgmt          Abstain                        Against

3.11   Appoint a Director                                        Mgmt          Abstain                        Against

3.12   Appoint a Director                                        Mgmt          Abstain                        Against

3.13   Appoint a Director                                        Mgmt          Abstain                        Against

3.14   Appoint a Director                                        Mgmt          Abstain                        Against

3.15   Appoint a Director                                        Mgmt          Abstain                        Against

3.16   Appoint a Director                                        Mgmt          Abstain                        Against

3.17   Appoint a Director                                        Mgmt          Abstain                        Against

3.18   Appoint a Director                                        Mgmt          Abstain                        Against

3.19   Appoint a Director                                        Mgmt          Abstain                        Against

3.20   Appoint a Director                                        Mgmt          Abstain                        Against

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

6      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 HOYA CORPORATION                                                                            Agenda Number:  701272914
--------------------------------------------------------------------------------------------------------------------------
        Security:  J22848105
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2007
          Ticker:
            ISIN:  JP3837800006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          Take No Action

1.2    Appoint a Director                                        Mgmt          Take No Action

1.3    Appoint a Director                                        Mgmt          Take No Action

1.4    Appoint a Director                                        Mgmt          Take No Action

1.5    Appoint a Director                                        Mgmt          Take No Action

1.6    Appoint a Director                                        Mgmt          Take No Action

1.7    Appoint a Director                                        Mgmt          Take No Action

1.8    Appoint a Director                                        Mgmt          Take No Action




--------------------------------------------------------------------------------------------------------------------------
 INBEV SA, BRUXELLES                                                                         Agenda Number:  701187913
--------------------------------------------------------------------------------------------------------------------------
        Security:  B5064A107
    Meeting Type:  MIX
    Meeting Date:  24-Apr-2007
          Ticker:
            ISIN:  BE0003793107
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

O.1    Receive the report of the Board of Directors              Non-Voting
       on the accounting YE on 31 DEC 2006

O.2    Receive the report by the Statutory Auditor               Non-Voting
       on the accounting YE on 31 DEC 2006

O.3    Receive the consolidated annual accounts relating         Non-Voting
       to the accounting YE on 31 DEC 2006

O.4    Approve the statutory annual accounts, as specified       Mgmt          Take No Action

O.5    Grant discharge to the Directors for the performance      Mgmt          Take No Action
       of their duties during the accounting YE on
       31 DEC 2006

O.6    Grant discharge to the Statutory Auditor for              Mgmt          Take No Action
       the performance of his duties during the accounting
       YE on 31 DEC 2006

O.7    Appoint Mr. Alexandre Van Damme as a Director,            Mgmt          Take No Action
       for a period of 3 years ending after the shareholders
       meeting which will be asked to approve the
       accounts for the year 2009

O.8    Appoint Mr. Carlos Alberto Da Veiga Sicupira              Mgmt          Take No Action
       as a Director, for a period of 3 years ending
       after the shareholders meeting which will be
       asked to approve the accounts for the year
       2009

O.9    Appoint Mr. Roberto Moses Thompson Motta as               Mgmt          Take No Action
       a Director, for a period of 3 years ending
       after the shareholders meeting which will be
       asked to approve the accounts for the year
       2009

O.10   Appoint Mr. Marcel Herrmann Telles as a Director,         Mgmt          Take No Action
       for a period of 3 years ending after the shareholders
       meeting which will be asked to approve the
       accounts for the year 2009

O.11   Appoint Mr. Jorge Paulo Lemann as a Director,             Mgmt          Take No Action
       for a period of 3 years ending after the shareholders
       meeting which will be asked to approve the
       accounts for the year 2009

O.12   Acknowledge the end of the mandate as the Director        Mgmt          Take No Action
       of Mr. Philippe De Spoelberch after his shareholders
       meeting and appoint Mr. Gregoire De Spoelberch
       as a Director, for a period of 3 years ending
       after the shareholders meeting which will be
       asked to approve the accounts for the year
       2009

O.13   Appoint Mr. Jean-Luc Dehaene as a Director,               Mgmt          Take No Action
       for a period of 3 years ending after the shareholders
       meeting which will be asked to approve the
       accounts for the year 2009

O.14   Appoint Mr. Mark Winkelman as a Director, for             Mgmt          Take No Action
       a period of 3 years ending after the shareholders
       meeting which will be asked to approve the
       accounts for the year 2009

O.15   Approve to renew for a period of 3 years ending           Mgmt          Take No Action
       after the shareholders meeting which will be
       asked to approve the accounts for the year
       2009; appoint the Statutory Auditor of Klynveld
       Peat Marwick Goerdeler KPMG, 1130 Brussels,
       avenue du Bourget 40, represented by Mr. Jos
       Briers, reviseur d enterprises, and setting
       , in agreement with this Company, its yearly
       remuneration to EUR 51.528

E.16   Receive the special report of the Board of Directors      Non-Voting
       with regard to the issuance of 200,000 subscription
       rights pursuant to provisions of Article 583
       of the Companies Code

E.17   Receive the special report of the Board of Directors      Non-Voting
       and report by the statutory Auditor with regard
       to the cancellation of the pre-emption right
       only in favour of 1 or more specific persons,
       pursuant to the provisions of Articles 596
       and 598 of the Companies Code

E.18   Approve the cancellation of pre-emption right             Mgmt          Take No Action
       with regard to the issuance of subscription
       rights in favour of all current Directors of
       the Company

E.19   Approve the issue of 200,00 subscription rights           Mgmt          Take No Action
       and determination of the issuance and exercise
       conditions in accordance with the terms and
       conditions set fort in the special report of
       the Board of Directors mentioned above under
       a.; the main provisions of these terms and
       conditions can be summarized, as specified

E.20   Approve to increase of share capital of the               Mgmt          Take No Action
       Company, under the condition and to the extent
       of the exercise of the subscription rights
       issued multiple by the exercise price of the
       subscription rights and allocation of the share
       premium to an account not available for distribution

E.21   Approve the compensation and nominating committee         Mgmt          Take No Action
       the powers to determination of the number of
       subscription rights offered to each of the
       Directors

E.22   Authorize 2 Directors, acting jointly to have             Mgmt          Take No Action
       established in a deed the exercise of the subscription
       rights and the corresponding increase of share
       capital, the number of new shares issue, the
       alteration of these premiums to an account
       not available for distribution, as well as
       to coordinate the text of the By-Laws and to
       file such coordinated text with the office
       of the clerk of the Commercial Code of Brussels

E.23   Amend Article 5 of the By-Laws, as specified              Mgmt          Take No Action

E.24   Authorize the Board of Directors, within the              Mgmt          Take No Action
       limits of the Law to determine the modalities
       for the exchange of existing bearer securities
       in dematerialized securities and/or registered
       securities

E.25   Receive the special report of the Board of Directors      Non-Voting
       regarding the use of authorized capital in
       case of takeover bid, drawn up in accordance
       with Article 604 and 607 of Belgian Companies
       Code

E.26   Authorize the Board of Directors to increase              Mgmt          Take No Action
       share capital in case of a public take over
       bid on securities of the Company, under the
       conditions set forth in Article 6, 1 to 4 of
       the By-Laws and 607 of Belgian Companies Code
       and amend the Article 6, 5 of the By-Laws accordingly

E.27   Authorize the Board of Directors to purchase              Mgmt          Take No Action
       the Companies own shares as such authorization
       and the parameters thereof are reflected in
       Article 10, 1 of the By-Laws, renewing for
       a term of 18 months as from 24 APR 2007 and
       amend the Article 10, 2 of the By-Laws accordingly

E.28   Authorize Mr. Benoit Loore, General Consel Corporate      Mgmt          Take No Action
       Governance, with right of substitution, for
       restatement of the By-Laws as a result of amendments
       referred to above, for the signing of such
       restated version and its filling with the office
       of the clerk of the Commercial Court of Brussels




--------------------------------------------------------------------------------------------------------------------------
 INFOSYS TECHNOLOGIES LIMITED                                                                Agenda Number:  932596200
--------------------------------------------------------------------------------------------------------------------------
        Security:  456788108
    Meeting Type:  Special
    Meeting Date:  07-Nov-2006
          Ticker:  INFY
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     TO AUTHORIZE THE BOARD OF DIRECTORS TO SPONSOR            Mgmt          For
       AN ISSUE OF AMERICAN DEPOSITARY SHARES AGAINST
       EXISTING EQUITY SHARES.

1B     TO AUTHORIZE THE COMPANY TO ISSUE DEPOSITARY              Mgmt          For
       RECEIPTS.

1C     TO AUTHORIZE THE BOARD AND OFFICERS IN CONNECTION         Mgmt          For
       WITH THE EARLIER RESOLUTIONS.

1D     TO AUTHORIZE THE UNDERWRITERS TO DETERMINE THE            Mgmt          For
       PRICE OF THE SPONSORED ADS OFFERING.

1E     TO AUTHORIZE THE BOARD TO DETERMINE THE TERMS             Mgmt          For
       AND CONDITIONS.

1F     TO AUTHORIZE THE BOARD OF DIRECTORS TO DELEGATE           Mgmt          For
       ITS POWERS.




--------------------------------------------------------------------------------------------------------------------------
 INFOSYS TECHNOLOGIES LIMITED                                                                Agenda Number:  932738632
--------------------------------------------------------------------------------------------------------------------------
        Security:  456788108
    Meeting Type:  Annual
    Meeting Date:  22-Jun-2007
          Ticker:  INFY
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO RECEIVE, CONSIDER AND ADOPT THE BALANCE SHEET          Mgmt          For
       AS AT MARCH 31, 2007 AND THE PROFIT AND LOSS
       ACCOUNT FOR THE YEAR.

02     TO DECLARE A FINAL DIVIDEND FOR THE FINANCIAL             Mgmt          For
       YEAR ENDED MARCH 31, 2007.

03     TO APPOINT A DIRECTOR IN PLACE OF MR. DEEPAK              Mgmt          For
       M. SATWALEKAR, WHO RETIRES BY ROTATION AND,
       OFFERS HIMSELF FOR RE-ELECTION.

04     TO APPOINT A DIRECTOR IN PLACE OF PROF. MARTI             Mgmt          For
       G. SUBRAHMANYAM, WHO RETIRES BY ROTATION AND,
       OFFERS HIMSELF FOR RE-ELECTION.

05     TO APPOINT A DIRECTOR IN PLACE OF MR. S. GOPALAKRISHNAN,  Mgmt          For
       WHO RETIRES BY ROTATION AND, OFFERS HIMSELF
       FOR RE-ELECTION.

06     TO APPOINT A DIRECTOR IN PLACE OF MR. S.D. SHIBULAL,      Mgmt          For
       WHO RETIRES BY ROTATION AND, OFFERS HIMSELF
       FOR RE-ELECTION.

07     TO APPOINT A DIRECTOR IN PLACE OF MR. T.V. MOHANDAS       Mgmt          For
       PAI, WHO RETIRES BY ROTATION AND, OFFERS HIMSELF
       FOR RE-ELECTION.

08     TO APPOINT AUDITORS TO HOLD OFFICE FROM THE               Mgmt          For
       CONCLUSION OF THE ANNUAL GENERAL MEETING HELD
       ON JUNE 22, 2007, AND TO FIX THEIR REMUNERATION.

09     TO APPOINT MR. N.R. NARAYANA MURTHY AS A DIRECTOR         Mgmt          For
       LIABLE TO RETIRE BY ROTATION.

10     TO APPROVE THE RE-APPOINTMENT OF MR. NANDAN               Mgmt          For
       M. NILEKANI AS A WHOLE-TIME DIRECTOR FOR 5
       YEARS EFFECTIVE 5/1/2007.

11     TO APPROVE THE APPOINTMENT OF MR. S. GOPALAKRISHNAN       Mgmt          For
       AS THE CHIEF EXECUTIVE OFFICER AND MANAGING
       DIRECTOR.

12     TO APPROVE THE RE-APPOINTMENT OF MR. K. DINESH            Mgmt          For
       AS A WHOLE-TIME DIRECTOR FOR 5 YEARS EFFECTIVE
       5/1/2007.

13     TO APPROVE THE RE-APPOINTMENT OF MR. S.D. SHIBULAL        Mgmt          For
       AS A WHOLE- TIME DIRECTOR FOR A PERIOD OF 5
       YEARS EFFECTIVE 1/10/2007.

14     TO APPROVE PAYMENT OF AN ANNUAL REMUNERATION              Mgmt          For
       BY COMMISSION OF A SUM NOT EXCEEDING 1% PER
       ANNUM OF THE NET PROFITS.




--------------------------------------------------------------------------------------------------------------------------
 INVESTEC PLC                                                                                Agenda Number:  701032435
--------------------------------------------------------------------------------------------------------------------------
        Security:  G49188108
    Meeting Type:  AGM
    Meeting Date:  10-Aug-2006
          Ticker:
            ISIN:  GB0031773103
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting
       INVESTEC LIMITED

1.     Re-elect Mr. Bernard Kantor as a Director of              Mgmt          For                            For
       Investec PLC and Investec Limited in accordance
       with the provisions of the Articles of Association
       of Investec Limited

2.     Re-elect Mr. Donn Edward Jowell as a Director             Mgmt          For                            For
       of Investec PLC and Investec Limited in accordance
       with the provisions of the Articles of Association
       of Investec Limited

3.     Re-elect Mr. Hugh Sidney Herman as a Director             Mgmt          For                            For
       of Investec PLC and Investec Limited in accordance
       with the provisions of the Articles of Association
       of Investec Limited

4.     Re-elect Mr. Robert Kantor as a Director of               Mgmt          For                            For
       Investec PLC and Investec Limited in accordance
       with the provisions of the Articles of Association
       of Investec Limited

5.     Re-elect Mr. Peter Richard Suter Thomas as a              Mgmt          For                            For
       Director of Investec PLC and Investec Limited
       in accordance with the provisions of the Articles
       of Association of Investec Limited

6.     Re-elect Mr. Sam Ellis Abrahams as a Director             Mgmt          For                            For
       of Investec PLC and Investec Limited in accordance
       with the provisions of the Articles of Association
       of Investec Limited

7.     Re-elect Mr. Stephen Koseff as a Director of              Mgmt          For                            For
       Investec PLC and Investec Limited in accordance
       with the provisions of the Articles of Association
       of Investec Limited

8.     Re-elect Sir. David Prosser as a Director of              Mgmt          For                            For
       Investec PLC and Investec Limited in accordance
       with the provisions of the Articles of Association
       of Investec Limited

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting
       INVESTEC LIMITED.

9.     Receive and adopt the audited financial statements        Mgmt          For                            For
       of Investec Limited for the YE 31 MAR 2006,
       together with the reports of the Directors
       and of the Auditors of Investec Limited

10.    Ratify and approve the remuneration of the Directors      Mgmt          For                            For
       of Investec Limited for the YE 31 MAR 2006

11.    Approve to sanction the interim dividend paid             Mgmt          For                            For
       by Investec Limited on the ordinary shares
       in Investec Limited for the 6 month period
       ended 30 SEP 2005

12.    Approve to sanction the interim dividend paid             Mgmt          For                            For
       by Investec Limited on the dividend access
       South African resident   SA DAS  redeemable
       preference share for the 6 month period ended
       30 SEP 2005

13.    Declare, subject to the passing of Resolution             Mgmt          For                            For
       No. 14 and Resolution No. 34, a final dividend
       on the ordinary shares of Investec Limited
       for the YE 31 MAR 2006 of an amount equal to
       that recommended by the Directors of Investec
       Limited

14.    Declare, subject to the passing of Resolution             Mgmt          For                            For
       No. 13 and Resolution No. 34, a final dividend
       on the SA DAS  redeemable preference share
       of Investec Limited for the YE 31 MAR 2006
       of an amount equal to that recommended by the
       Directors of Investec Limited

15.    Re-appoint Ernst & Young Chartered Accountants            Mgmt          For                            For
       (SA) as the Auditors of Investec Limited until
       the conclusion of the AGM of Investec Limited
       in 2007 and authorize the Directors of Investec
       Limited to fix their remuneration

16.    Re-appoint KPMG Inc as the Auditors of Investec           Mgmt          For                            For
       Limited to hold office until the conclusion
       of the AGM of Investec Limited in 2007 and
       authorize the Directors of Investec Limited
       to fix their remuneration

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting
       INVESTEC LIMITED

17.    Approve to place 1,150, 047 ordinary shares               Mgmt          For                            For
       of ZAR 0.001 each being 10% of the unissued
       ordinary shares in the authorized share capital
       of Investec Limited, unless and until such
       date that Special Resolution No. 2 becomes
       effective; or 5,750,235 ordinary shares of
       ZAR 0.0002 each being 10% of the unissued ordinary
       shares in the authorized share capital of Investec
       Limited from the date on which Special Resolution
       No. 2 becomes effective; the control of the
       Directors of Investec Limited as a general
       authority in terms of Section 221 of the South
       African Companies Act, No 61 of 1973, as amended,
       the SA Act  who are authorized to allot and
       issue the same at their discretion until the
       next AGM of Investec Limited in 2007, subject
       to the provisions of the SA Act, the South
       African Banks Act, No. 94 of 1990, as amended,
       and the Listings Requirements of the JSE Limited

18.    Approve to place 800,000 class A variable rate            Mgmt          For                            For
       compulsorily convertible non-cumulative preference
       shares A Preference Shares) of ZAR 0.001 each
       being 10% of the unissued Class A Preference
       Shares in the authorized share capital of Investec
       Limited unless and until such date that Special
       Resolution No. 2 becomes effective; or 4,000,000
       Class A Preference Shares of ZAR 0.0002 each
       being 10% of the unissued Class A Preference
       Shares in the authorized share capital of Investec
       Limited from the date on which Special Resolution
       No. 2 becomes effective, the control of the
       Directors of Investec Limited as a general
       authority in terms of Section 221 of the South
       African Companies Act, No 61 of 1973, as amended,
       (the SA Act) who are authorized to allot and
       issue the same at their discretion until the
       next AGM of Investec Limited in 2007, subject
       to the provisions of the SA Act, the South
       African Banks Act, No. 94 of 1990, as amended,
       and the Listings Requirements of the JSE Limited

19.    Approve to place all the unissued shares in               Mgmt          For                            For
       the authorized share capital of Investec Limited,
       excluding the ordinary shares and the class
       A variable rate compulsorily convertible non-cumulative
       preference shares, the control of the Directors
       of Investec Limited as a general authority
       in terms of Section 221 of the South African
       Companies Act, No 61 of 1973, as amended, (SA
       Act) who are authorized to allot and issue
       the same at their discretion until the next
       AGM of Investec Limited in 2007, subject to
       the provisions of the SA Act, the South African
       Banks Act, No. 94 of 1990, as amended, and
       the Listings Requirements of the JSE Limited

20.    Authorize the Directors of Investec Limited,              Mgmt          For                            For
       subject to the passing of 17, the Listings
       Requirements of the JSE Securities Exchange
       South Africa and the South African Banks Act,
       No. 94 of 1990, as amended, to allot and issue
       1,150,047 ordinary shares of ZAR 0.001 each,
       5,750,235 ordinary shares of ZAR 0.0002 each,
       for cash as and when suitable situations arise,
       subject to the South African Companies Act,
       No 61 of 1973, as amended, and subject to the
       following specific limitations as required
       by the Listing Requirements of the JSE Securities
       Exchange South Africa: a paid press announcement
       giving full details including the impact on
       net asset value and earnings per ordinary share,
       will be published at the time of an issue representing,
       on a cumulative basis within one FY, 5% or
       more of the number of ordinary shares in issue
       prior to such issue; the issue in the aggregate
       in any 1 FY will not exceed 15% of the number
       of ordinary shares in issue, including instruments
       which are compulsorily convertible; in determining
       the price at which an allotment and issue of
       ordinary shares may be made in terms of this
       authority, the maximum discount permitted will
       be 10% of the weighted average traded price
       of the ordinary shares in question as determined
       over the 30 days prior to the date that the
       price of the issue is determined or agreed
       by the Directors of Investec Limited; and the
       equity securities/shares must be issued to
       public shareholders and not to related parties;
       Authority expires at the next AGM of the Company
       or 15 months ; and if the Resolution No. 20
       and Resolution No. 37 are both passed, the
       Directors will have authority to allot shares
       for cash other  than by way of rights in respect
       of both Investec Limited and Investec PLC up
       to the limits specified in those respective
       Resolutions, In such circumstances, the Directors
       confirm that, as and when they exercise such
       authorities, they intend to comply with the
       relevant guidelines of the Association of British
       Insurers

21.    Authorize the Directors of Investec Limited,              Mgmt          For                            For
       subject to the passing of 18, the Listings
       Requirements of the JSE Securities Exchange
       South Africa and the South African Banks Act,
       No. 94 of 1990, as amended, to allot and issue
       800,000 class A variable rate compulsorily
       convertible non-cumulative preference share
       Class A Preference Shares  of ZAR 0.001 each,
       4,000,000 Class A Preference Shares of ZAR
       0.0002 each, for cash as and when suitable
       situations arise, subject to the South African
       Companies Act, No 61 of 1973, as amended, and
       subject to the following specific limitations
       as required by the Listing Requirements of
       the JSE Securities Exchange South Africa: a
       paid press announcement giving full details
       including the impact on net asset value and
       earnings per Class A Preference Shares , will
       be published at the time of an issue representing,
       on a cumulative basis within 1 FY, 5% or more
       of the number of Class A Preference Shares
       in issue prior to such issue; the issue in
       the aggregate in any 1 FY will not exceed 15%
       of the number of Class A Preference Shares
       in issue, including instruments which are compulsorily
       convertible; in determining the price at which
       an allotment and issue of Class A Preference
       Shares may be made in terms of this authority,
       the maximum discount permitted will be 10%
       of the weighted average traded price of the
       Class A Preference Shares in question as determined
       over the 30 days prior to the date that the
       price of the issue is determined or agreed
       by the Directors of Investec Limited; and the
       equity securities/shares must be issued to
       public shareholders and not to related parties;
       Authority expires at the next AGM of the Company
       or 15 months ; and if Resolution 21 is passed,
       the Directors will have authority to allot
       Class A reference Shares for cash other than
       by way of rights in respect of Investec Limited
       up to the limits specified in Resolution No.
       21

22.    Amend Clause 15.1.2 of the Investec Limited               Mgmt          For                            For
       Security Purchase Scheme 2003 Trust Deed  the
       Scheme , the provisions of Clause 4 of Appendix
       1 to the Scheme  being the provisions in the
       rules applicable to the purchase scheme relating
       to consequences of early termination of employment
       such that clause 4.2. thereof be replaced
       in its entirety with the following new provision
       as prescribed

23.    Amend Clause 15.1.2 of the Investec Limited               Mgmt          For                            For
       Security Purchase Scheme 2003 Trust Deed  the
       Scheme , the provisions of Appendix I to the
       scheme  being the rules applicable to the purchase
       scheme  such that Clause 6.3 be replaced in
       its entirety with the following new provision
       as prescribed

24.    Amend Clause 15.1.2 of the Investec Limited               Mgmt          For                            For
       Security Purchase Scheme 2003 Trust Deed  the
       Scheme , the provisions of the schedule of
       interpretation to the scheme such that Clause
       1.19, being the definition of Offer be replaced
       in its entirety with the following new provision
       as prescribed

S.25   Approve, subject to the passing and registration          Mgmt          For                            For
       of Special Resolution Number 1 in the Investec
       Limited Notice of AGM convened for 10 AUG 2006
       and in terms of Article 9 of the Articles of
       Association of Investec Limited and with effect
       from 10 AUG 2006, as a general approval contemplated
       in Sections 85 and 89 of the South African
       Companies Act, No. 61 of 1973, as amended (the
       SA Act ), the acquisition by Investec Limited
       or its subsidiaries from time to time, of the
       issued ordinary shares and non- redeemable
       non-cumulative non-participating preference
       shares  the Perpetual Preference Shares  of
       Investec Limited, upon such terms and conditions
       and in such amounts as the Directors of Investec
       Limited or its subsidiaries may from time to
       time decide, but subject to the provisions
       of the South African Banks Act No. 94 of 1990,
       the SA Act and the Listings Requirements of
       the JSE Limited  the JSE , being that: any
       such acquisition of ordinary shares or perpetual
       preference shares shall be effected through
       the order book operated by the JSE trading
       system and done without any prior understanding
       or arrangement; an announcement will be published
       as soon as Investec Limited or any of its subsidiaries
       has acquired ordinary shares or perpetual preference
       shares constituting, on a cumulative basis,
       3% of the number of ordinary shares or perpetual
       preference shares in issue prior to the acquisition
       pursuant to which the aforesaid 3% threshold
       is reached, and for each 3% in aggregate acquired
       thereafter, containing full details of such
       acquisitions; acquisitions of shares in aggregate
       in any one financial year may not exceed 20%
       of Investec Limited s ordinary issued share
       or Investec Limited’s issued perpetual
       preference shares capital as at the date of
       passing of this Special Resolution No.1; in
       determining the price at which ordinary shares
       or perpetual preference shares issued by Investec
       Limited are acquired by it or any of its subsidiaries
       in terms of this general authority, the maximum
       premium at which such ordinary shares may be
       acquired will be 10% of the weighted average
       of the market value at which such ordinary
       shares or perpetual preference shares are traded
       on the JSE as determined over the 5 business
       days immediately preceding the date of repurchase
       of such ordinary shares or perpectual preference
       shares by Investec Limited or any of its subsidiaries;
       Investec Limited has been given authority by
       its Articles of Association; at any point in
       time, Investec Limited may only appoint one
       agent to effect any repurchase on Investec
       Limited s behalf; Investec Limited remaining
       in compliance with the minimum shareholder
       spread requirements of the JSE Listings Requirements;
       and Investec Limited and/or its subsidiaries
       not repurchasing any shares during a prohibited
       period as defined by the JSE Listings Requirements;
       Authority expires at the next AGM, provided
       that it shall not extend beyond 15 months

S.26   Approve that, subject to the passing of Resolution        Mgmt          For                            For
       No. 39 and such resolution otherwise becoming
       effective, the passing and registration of
       Special Resolution Nos. 3, 4 and 5, in terms
       of Section 75(1)(e) of the Companies Act, Act
       No. 61 of 1973, as amended (SA Act), Article
       8.1(c) of the Articles of Association of Investec
       Limited and with effect from 10 AUG2006, the
       55 500 000 ordinary shares of ZAR 0.001 each
       in the authorised share capital of Investec
       Limited, whether issued or not, be and are
       hereby subdivided by 5 into 277 500 000 ordinary
       shares of ZAR 0.0002 each in the authorised
       and issued share capital of Investec Limited;
       the reason and effect of Special Resolution
       No. 2 is to subdivide and reduce the par value
       of the authorized ordinary shares of Investec
       Limited, whether issued or not, to ZAR 0.0002
       each; the passing of Special Resolution No.
       2 is conditional upon the passing of all the
       other subdivision-related resolutions, namely
       Special Resolution Nos. 3, 4 and 5 and Resolution
       39

S.27   Approve that, subject to the passing of Resolution        Mgmt          For                            For
       No. 39 and such resolution otherwise becoming
       effective, the passing and registration of
       Special Resolution Nos. 2, 4 and 5, in terms
       of Section 75(1)(e) of the Companies Act, Act
       No. 61 of 1973, as amended (SA Act), Article
       8.1(c) of the Articles of Association of Investec
       Limited, and with effect from 10 AUG 2006,
       the 8,000,000 class A variable rate compulsorily
       convertible noncumulative preference shares
       Class A Preference Shares  of ZAR 0.001 each
       in the authorised share capital of Investec
       Limited, whether issued or not, be and are
       hereby subdivided by 5 into 40,000,000 Class
       A Preference Shares of ZAR 0.0002 each in the
       authorised and issued share capital of Investec
       Limited; as a result of this subdivision, Article
       151 of the Articles of Association of Investec
       Limited be amended to reflect the par value
       of the Class A Preference Shares as ZAR 0.0002
       wherever it appears in Article 151; the reason
       and effect of Special Resolution No. 3 is to
       subdivide and reduce the par value of the authorised
       Class A Preference Shares of Investec Limited,
       whether issued or not, to ZAR 0.0002 each and
       to effect the consequential changes to the
       par value of these shares in Article 151 of
       the Articles of Association of Investec Limited;
       the passing of Special Resolution No. 3 is
       conditional upon the passing of all the other
       subdivision related resolutions, namely Special
       Resolution Nos. 2, 4 and 5 and Resolution No.
       39; subject to the passing of Resolution No.
       39 and such resolution otherwise becoming effective,
       the passing and registration of Special Resolution
       2, 3 and 5, in terms of Section 75(1)(e) of
       the Companies Act, Act No. 61 of 1973, as amended
       SA Act , Article 8.1(c) of the Articles of
       Association of Investec Limited and with effect
       from 10 AUG 2006, the 112,000,000  special
       convertible redeemable preference shares of
       ZAR 0.001 each in the authorised share capital
       of Investec Limited, whether issued or not,
       be subdivided by 5 into 560,000,000 special
       convertible redeemable preference shares of
       ZAR 0.0002 each in the authorised share capital
       of Investec Limited; the reason and effect
       of Special Resolution No. 4 is to subdivide
       and reduce the par value of the authorised
       special convertible redeemable preference share
       of Investec Limited, whether issued or not,
       to ZAR 0.0002 each; the passing of Special
       Resolution No. 4 is conditional upon the passing
       of all other subdivision-related resolutions,
       namely Special Resolution 2, 3 and 5 and Resolution
       39

S.28   Approve, subject to the passing of Resolution             Mgmt          For                            For
       No. 39 and such resolution otherwise becoming
       effective, the passing and registration of
       Special Resolution 2, 3 and 5, in terms of
       Section 75(1)(e) of the Companies Act, Act
       No. 61 of 1973, as amended  SA Act , Article
       8.1(c) of the Articles of Association of Investec
       Limited and with effect from 10 AUG 2006, the
       112,000,000  special convertible redeemable
       preference shares of ZAR 0.001 each in the
       authorised share capital of Investec Limited,
       whether issued or not, be subdivided by 5 into
       560,000,000 special convertible redeemable
       preference shares of ZAR 0.0002 each in the
       authorised share capital of Investec Limited;
       the reason and effect of Special Resolution
       No. 4 is to subdivide and reduce the par value
       of the authorised special convertible redeemable
       preference share of Investec Limited, whether
       issued or not, to ZAR 0.0002 each; the passing
       of Special Resolution No. 4 is conditional
       upon the passing of all other subdivision-related
       resolutions, namely Special Resolution 2, 3
       and 5 and Resolution 39

S.29   Approve that,  subject to the passing of Resolution       Mgmt          For                            For
       No. 39 and such resolution otherwise becoming
       effective, the passing and registration of
       Special Resolution Nos. 2, 3 and 4, in terms
       of Section 56(4) of the Companies Act, Act
       No. 61 of 1973, as amended  SA Act , and Article
       149 of the Articles of Association of Investec
       Limited and with effect from 10 AUG 2006, the
       Memorandum of Association of Investec Limited
       be amended by the deletion of the entire paragraph
       8(a) and the substitution thereof with the
       following new paragraph 8(a): 8(a) Par value:
       the share capital of Investec Limited is ZAR1
       205 502.00 divided into: i) 277 500 000 ordinary
       shares of ZAR 0.0002 each; ii) 40, 000, 000
       Class A variable rate compulsorily convertible
       non-cumulative preference shares of ZAR 0.0002
       each; iii) 50,000 variable rate cumulative
       redeemable preference shares of ZAR 0.60 each;
       iv)100,000,000 non-redeemable non-cumulative
       nonparticipating preference shares of ZAR 0.01
       each; v) 1 dividend access  South African Resident
       redeemable preference share of ZAR 1.00; vi)
       1 dividend access  Non-South African Resident
       redeemable preference share of ZAR 1.00; vii)
       560,000,000 special convertible redeemable
       preference shares of ZAR 0.0002 each; the reason
       and effect of Special Resolution No. 5 is to
       amend the Memorandum of Association of Investec
       Limited to correctly reflect the new authorised
       share capital of Investec Limited; the passing
       of Special Resolution No. 5 is conditional
       upon the passing of all the other subdivision-related
       resolutions, namely Special Resolution Nos.
       2, 3 and 4 and Resolution No. 39

30.    Authorize the Director or the Company Secretary           Mgmt          For                            For
       of Investec Limited, to do all things and sign
       all documents which may be necessary to carry
       into effect the aforesaid resolutions to the
       extent same have been passed and, where applicable,
       registered

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting
       INVESTEC PLC

31.    Receive and adopt the audited financial statements        Mgmt          For                            For
       of Investec PLC for the YE 31 MAR 2006, together
       with the reports of the Directors of Investec
       PLC and of the Auditors of Investec PLC

32.    Approve the remuneration report of Investec               Mgmt          For                            For
       PLC for the YE 31 MAR 2006

33.    Approve to sanction the interim dividend paid             Mgmt          For                            For
       by Investec PLC on the ordinary shares in Investec
       PLC for the 6 month period ended 30 SEP 2005

34.    Approve, subject to the passing of Resolution             Mgmt          For                            For
       No. 13 and Resolution No. 14, to declare a
       final dividend on the ordinary shares in Investec
       PLC for the YE 31 MAR 2006 of an amount equal
       to that recommended by the Directors of Investec
       PLC

35.    Re-appoint Ernst & Young LLP of  Beckett House,           Mgmt          For                            For
       1 Lambeth Palace Road, London SE1 7EU as the
       Auditors of Investec PLC to hold office until
       the conclusion of the AGM of Investec PLC to
       be held in 2007 and authorise the Directors
       of Investec PLC and approve to fix their remuneration.

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting
       INVESTEC PLC

36.    Approve to renew the authority conferred on               Mgmt          For                            For
       the Directors of Investec PLC by Paragraph
       12.2 of Article 12 of Investec PLC s Articles
       of Association and for such period the Section
       80 amount shall be GPB 1, 036, 377; the Articles
       of Association of Investec PLC permit the directors
       of Investec PLC to allot shares and other securities
       in accordance with Section 80 of the UK Companies
       Act 1985, up to an amount authorized by the
       shareholders in general meeting; the authority
       conferred on the directors at Investec PLC
       s EGM held on 28 JUN 2006 expires on the date
       of the forthcoming AGM of Investec PLC convened
       for 10 AUG 2006 and the Directors of Investec
       PLC recommend that this authority be renewed;
       Authority expires earlier at the end of AGM
       of Investec PLC to be held in 2007 or 15 months
       ; if this resolution is passed, authorise the
       Directors of Investec PLC to allot Investec
       PLC s unissued shares up to a maximum nominal
       amount of GBP 1, 036, 377 as specified

S.37   Authorize the Directors of Investec Limited,              Mgmt          For                            For
       subject to the passing of 36 by the Paragraph
       12.4 of the Article 12 of Investec PLC s Articles
       of Association be renewed for the period of
       the Section 89 amount shall be ZAR 5,931.66,
       to allot equity securities for cash otherwise
       than to shareholders in proportion to existing
       holdings, In the case of allotments other than
       rights issues, the authority is limited to
       equity securities up to an aggregate nominal
       value of ZAR 5,931.66 which represents not
       more than 5% of the total combined issued ordinary
       share capital of Investec PLC and Investec
       Limited; and subject to the following specific
       limitations as required by the Listing Requirements
       of the JSE Securities Exchange South Africa:
       a paid press announcement giving full details
       including the impact on net asset value and
       earnings per Class A Preference Shares , will
       be published at the time of an issue representing,
       on a cumulative basis within one FY, 5% or
       more of the number of ordinary shares in issue
       prior to such issue; the issue in the aggregate
       in any 1 FY will not exceed 15% of the number
       of ordinary shares in issue, including instruments
       which are compulsorily convertible; in determining
       the price at which an allotment and issue of
       ordinary shares may be made in terms of this
       authority, the maximum discount permitted will
       be 10% of the weighted average traded price
       of the ordinary shares in question as determined
       over the 30 days prior to the date that the
       price of the issue is determined or agreed
       by the Directors of Investec Limited; and the
       equity securities/shares must be issued to
       public shareholders and not to related parties;
       Authority expires at the earlier of the next
       AGM of Investec PLC in 2007 or 15 months after
       passing this Resolution No. 37 ; If this Resolution
       No. 37 and Resolution No. 20 are both passed,
       the directors will have authority to allot
       shares for cash other than by way of rights
       in respect of both Investec Limited and Investec
       PLC up to the limits specified in those respective
       Resolutions. In such circumstances, the Directors
       confirm that, as and when they exercise such
       authorities, they intend to comply with the
       relevant guidelines of the Association of British
       Insurers

S.38   Authorize Investec PLC, for the purpose of Section        Mgmt          For                            For
       166 of the UK Companies Act, 1985  the UK Act
       to make market purchases  Section 163 of the
       UK Act  of ordinary shares of ZAR 0.001 each
       in the capital of Investec PLC provided that:
       i) the maximum aggregate number of ordinary
       shares which may be purchased is 7,463,375;
       and the maximum aggregate number of ordinary
       shares which may be purchased is 37,316,875
       from the date on which Resolution No. 39 becomes
       effective; ii) the minimum price which may
       be paid for each ordinary share is its nominal
       value of  ZAR 0.0002; iii)  the maximum price
       which may be paid for any ordinary share is
       an amount equal to 105% of the average of the
       middle market quotations of the ordinary shares
       of Investec PLC as derived from the London
       Stock Exchange Daily Official List for the
       5 business days immediately preceding the day
       on which such share is contracted to be purchased;
       Authority expires at the conclusion of the
       AGM of Investec PLC in 2007 or 15 months  except
       in relation to the purchase of ordinary shares
       the contract for which was concluded before
       the expiry of such authority and which might
       be executed wholly or partly after such expiry,
       unless such authority is renewed prior to that
       time

S.39   Approve, subject to the passing and registration          Mgmt          For                            For
       of Special Resolution Nos. 2, 3, 4 and 5 in
       the Investec Limited notice of AGM convened
       for 10 AUG 2006: that each ordinary share of
       ZAR 0.00. in the capital of Investec PLC be
       and is hereby subdivided into 5 ordinary shares
       of ZAR 0.0002 each; and that each special converting
       share of ZAR 0.001 in the capital of Investec
       PLC be and is hereby subdivided into 5 special
       converting shares of ZAR 0.0002 each, in each
       case subject to and conditional upon admission
       of the issued new Investec PLC ordinary shares
       to the Official List of the Financial Service
       Authority and to trading on the London Stock
       Exchange becoming effective, the passing of
       Special Resolution No. 8 is conditional upon
       the passing of all the other subdivision-related
       resolutions, namely Special Resolution Nos.
       2, 3, 4 and 5

S.40   Approve, subject to the passing of Special Resolution     Mgmt          For                            For
       No. 8, the Articles of Association as tabled
       at the meeting, as prescribed, be adopted as
       the Articles of Association of Investec PLC
       in substitution for and to the exclusion of
       the existing Articles of Association

41.    Authorize any Director or the Company Secretary           Mgmt          For                            For
       of Investec PLC, to do all things and sign
       all documents which may be necessary to carry
       into effect the aforesaid resolutions to the
       extent same have been passed and, where applicable,
       registered




--------------------------------------------------------------------------------------------------------------------------
 JOHNSON & JOHNSON                                                                           Agenda Number:  932642514
--------------------------------------------------------------------------------------------------------------------------
        Security:  478160104
    Meeting Type:  Annual
    Meeting Date:  26-Apr-2007
          Ticker:  JNJ
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MARY S. COLEMAN                                           Mgmt          For                            For
       JAMES G. CULLEN                                           Mgmt          For                            For
       MICHAEL M.E. JOHNS                                        Mgmt          For                            For
       ARNOLD G. LANGBO                                          Mgmt          For                            For
       SUSAN L. LINDQUIST                                        Mgmt          For                            For
       LEO F. MULLIN                                             Mgmt          For                            For
       CHRISTINE A. POON                                         Mgmt          For                            For
       CHARLES PRINCE                                            Mgmt          For                            For
       STEVEN S REINEMUND                                        Mgmt          For                            For
       DAVID SATCHER                                             Mgmt          For                            For
       WILLIAM C. WELDON                                         Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS     Mgmt          For                            For
       LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM

03     PROPOSAL ON MAJORITY VOTING REQUIREMENTS FOR              Shr           Against                        For
       DIRECTOR NOMINEES

04     PROPOSAL ON SUPPLEMENTAL RETIREMENT PLAN                  Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 JPMORGAN CHASE & CO.                                                                        Agenda Number:  932660120
--------------------------------------------------------------------------------------------------------------------------
        Security:  46625H100
    Meeting Type:  Annual
    Meeting Date:  15-May-2007
          Ticker:  JPM
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CRANDALL C. BOWLES                                        Mgmt          For                            For
       STEPHEN B. BURKE                                          Mgmt          For                            For
       JAMES S. CROWN                                            Mgmt          For                            For
       JAMES DIMON                                               Mgmt          For                            For
       ELLEN V. FUTTER                                           Mgmt          For                            For
       WILLIAM H. GRAY, III                                      Mgmt          For                            For
       LABAN P. JACKSON, JR.                                     Mgmt          For                            For
       ROBERT I. LIPP                                            Mgmt          For                            For
       DAVID C. NOVAK                                            Mgmt          For                            For
       LEE R. RAYMOND                                            Mgmt          For                            For
       WILLIAM C. WELDON                                         Mgmt          For                            For

02     APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC              Mgmt          For                            For
       ACCOUNTING FIRM

03     STOCK OPTIONS                                             Shr           Against                        For

04     PERFORMANCE-BASED RESTRICTED STOCK                        Shr           Against                        For

05     EXECUTIVE COMPENSATION APPROVAL                           Shr           Against                        For

06     SEPARATE CHAIRMAN                                         Shr           Against                        For

07     CUMULATIVE VOTING                                         Shr           Against                        For

08     MAJORITY VOTING FOR DIRECTORS                             Shr           Against                        For

09     POLITICAL CONTRIBUTIONS REPORT                            Shr           Against                        For

10     SLAVERY APOLOGY REPORT                                    Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 LEIGHTON HOLDINGS LTD                                                                       Agenda Number:  701077047
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q55190104
    Meeting Type:  AGM
    Meeting Date:  09-Nov-2006
          Ticker:
            ISIN:  AU000000LEI5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial report and              Mgmt          For                            For
       the reports of the Directors and the Auditor
       for the YE 30 JUN 2006

2.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2006

3.1    Re-elect Mr. A. Drescher as a Director of the             Mgmt          For                            For
       Company, who retires by rotation in accordance
       with Clause 18 of the Company s Constitution

3.2    Re-elect Mr. D.A. Mortimer AO as a Director               Mgmt          For                            For
       of the Company, who retires by rotation in
       accordance with Clause 18 of the Company s
       Constitution

3.3    Elect Mr. P.A. Gregg as a Director of the Company         Mgmt          For                            For

4.     Approve the Leighton Senior Executive Option              Mgmt          For                            For
       Plan  as prescribed  and under which options
       to acquire fully paid ordinary shares in the
       Company may be issued to certain senior executives

5.     Approve the Leighton Management Share Plan                Mgmt          For                            For
       as prescribed  and under which options to acquire
       fully paid ordinary shares in the Company may
       be issued or transferred from time to time
       to certain managers

6.     Approve, subject to the passing of Resolution             Mgmt          For                            For
       4, to grant up to 600,000 options under the
       Leighton Senior Executive Option Plan to Mr.
       W.M. King at anytime before 09 NOV 2007

7.     Approve, subject to the passing of Resolution             Mgmt          For                            For
       4, to grant up to 400,000 options under the
       Leighton Senior Executive Option Plan to Mr.
       D.S. Adamsas at anytime before 09 NOV 2007




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE BANK LTD, SYDNEY                                                                  Agenda Number:  701021280
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q56993167
    Meeting Type:  AGM
    Meeting Date:  20-Jul-2006
          Ticker:
            ISIN:  AU000000MBL3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the Statutory        Non-Voting
       reports

2.     Adopt the remuneration report of the Bank for             Mgmt          For                            For
       the YE 31 MAR 2006

3.     Re-elect Mr. H.K. McCann as a Director                    Mgmt          Abstain                        Against

4.     Re-elect Mr. L.G. Cox as a Director                       Mgmt          Abstain                        Against

5.     Elect Mr. S.D. Mayne as a Director                        Mgmt          Abstain                        Against

6.     Approve the participation of Mr. A.E. Moss in             Mgmt          For                            For
       the Macquarie Bank Employee Share Option Plan

7.     Approve the participation of Mr. M.R.G. Johnson           Mgmt          For                            For
       in the Macquarie Bank Employee Share Option
       Plan

8.     Approve the participation of Mr. L.G. Cox in              Mgmt          For                            For
       the Macquarie Bank Employee Share Option Plan

9.     Adopt the new Constitution                                Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MERCK & CO., INC.                                                                           Agenda Number:  932639214
--------------------------------------------------------------------------------------------------------------------------
        Security:  589331107
    Meeting Type:  Annual
    Meeting Date:  24-Apr-2007
          Ticker:  MRK
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RICHARD T. CLARK                                          Mgmt          For                            For
       JOHNNETTA B. COLE                                         Mgmt          For                            For
       W.B. HARRISON, JR.                                        Mgmt          For                            For
       WILLIAM N. KELLEY                                         Mgmt          For                            For
       ROCHELLE B. LAZARUS                                       Mgmt          For                            For
       THOMAS E. SHENK                                           Mgmt          For                            For
       ANNE M. TATLOCK                                           Mgmt          For                            For
       SAMUEL O. THIER                                           Mgmt          For                            For
       WENDELL P. WEEKS                                          Mgmt          For                            For
       PETER C. WENDELL                                          Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF THE COMPANY            Mgmt          For                            For
       S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR 2007.

03     PROPOSAL TO AMEND THE RESTATED CERTIFICATE OF             Mgmt          For                            For
       INCORPORATION TO ELIMINATE SUPERMAJORITY VOTING
       REQUIREMENTS CONTAINED IN THE RESTATED CERTIFICATE
       OF INCORPORATION.

04     PROPOSAL TO AMEND THE RESTATED CERTIFICATE OF             Mgmt          For                            For
       INCORPORATION TO ELIMINATE SUPERMAJORITY VOTING
       REQUIREMENTS IMPOSED UNDER NEW JERSEY LAW ON
       CORPORATIONS ORGANIZED BEFORE 1969.

05     PROPOSAL TO AMEND THE RESTATED CERTIFICATE OF             Mgmt          For                            For
       INCORPORATION TO LIMIT THE SIZE OF THE BOARD
       TO NO MORE THAN 18 DIRECTORS.

06     PROPOSAL TO AMEND THE RESTATED CERTIFICATE OF             Mgmt          For                            For
       INCORPORATION TO REPLACE ITS CUMULATIVE VOTING
       FEATURE WITH A MAJORITY VOTE STANDARD FOR THE
       ELECTION OF DIRECTORS.

07     STOCKHOLDER PROPOSAL CONCERNING PUBLICATION               Shr           Against                        For
       OF POLITICAL CONTRIBUTIONS

08     STOCKHOLDER PROPOSAL CONCERNING AN ADVISORY               Shr           Against                        For
       VOTE ON EXECUTIVE COMPENSATION




--------------------------------------------------------------------------------------------------------------------------
 MICROSOFT CORPORATION                                                                       Agenda Number:  932591173
--------------------------------------------------------------------------------------------------------------------------
        Security:  594918104
    Meeting Type:  Annual
    Meeting Date:  14-Nov-2006
          Ticker:  MSFT
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: WILLIAM H. GATES III                Mgmt          For                            For

1B     ELECTION OF DIRECTOR: STEVEN A. BALLMER                   Mgmt          For                            For

1C     ELECTION OF DIRECTOR: JAMES I. CASH JR.                   Mgmt          For                            For

1D     ELECTION OF DIRECTOR: DINA DUBLON                         Mgmt          For                            For

1E     ELECTION OF DIRECTOR: RAYMOND V. GILMARTIN                Mgmt          For                            For

1F     ELECTION OF DIRECTOR: DAVID F. MARQUARDT                  Mgmt          For                            For

1G     ELECTION OF DIRECTOR: CHARLES H. NOSKI                    Mgmt          For                            For

1H     ELECTION OF DIRECTOR: HELMUT PANKE                        Mgmt          For                            For

1I     ELECTION OF DIRECTOR: JON A. SHIRLEY                      Mgmt          For                            For

02     RATIFICATION OF THE SELECTION OF DELOITTE &               Mgmt          For                            For
       TOUCHE LLP AS THE COMPANY S INDEPENDENT AUDITOR

03     SHAREHOLDER PROPOSAL - RESTRICTION ON SELLING             Shr           Against                        For
       PRODUCTS AND SERVICES TO FOREIGN GOVERNMENTS

04     SHAREHOLDER PROPOSAL - SEXUAL ORIENTATION IN              Shr           Against                        For
       EQUAL EMPLOYMENT OPPORTUNITY POLICY

05     SHAREHOLDER PROPOSAL - HIRING OF PROXY ADVISOR            Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 MOTOR OIL (HELLAS) CORINTH REFINERIES SA                                                    Agenda Number:  701237821
--------------------------------------------------------------------------------------------------------------------------
        Security:  X55904100
    Meeting Type:  AGM
    Meeting Date:  30-May-2007
          Ticker:
            ISIN:  GRS426003000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statements of the Company           Mgmt          Take No Action
       on Parent Company and consolidated basis
       for the accounting year 2006 01 JAN 2006 to
       31 DEC 2006, together with the accompanying
       reports of the Board of Directors and the Auditors

2.     Grant discharge to the Members of the Board               Mgmt          Take No Action
       of Directors and the Auditors from any liability
       for damages with regard to the financial statements
       and activities during the above mentioned accounting
       year

3.     Elect the Members of the new Board of Directors           Mgmt          Take No Action
       as the term of service of the existing Board
       expires

4.     Approve the cash dividend distribution                    Mgmt          Take No Action

5.     Elect 2 Chartered Auditors, that is, one ordinary         Mgmt          Take No Action
       and one substitute, for the accounting year
       2007 and approve their fees

6.     Approve the fees paid to the Members of the               Mgmt          Take No Action
       Board of Directors for the accounting year
       2006 and to pre-approve the fees for the accounting
       year 2007

7.A    Amend Paragraph 2 of Article 18 regarding the             Mgmt          Take No Action
       Board Quorum requirements in order to declare
       that a quorum exists and therefore the Board
       convenes its meetings legitimately when the
       number of Directors present in person or by
       proxy equals half the Board s headcount plus
       one instead of 7 as provisioned for in the
       Memorandum currently in force, with the constraint
       that the number of Directors present cannot
       be less than 3; for the calculation of the
       required quorum any fraction of an integer
       will be ignored

7.B    Amend the Clauses e and f up to n of Paragraph            Mgmt          Take No Action
       2 of Artilce 20 in order to abolish the provision
       for a monetary ceiling above which the Board
       has an authorization

8.     Approve the formation of a taxed reserve for              Mgmt          Take No Action
       an amount of 1,763,181 concerning the capital
       expenditure of the Company in the investment
       project installation of New Equipment for Waste
       Heat Recovery

       PLEASE NOTE: ELIG: INCLUDES SETTLED POSTION               Non-Voting
       PLUS ALL PURCHASES WITH SETTLEMENT DATE UP
       TO THE RDDT, ALL SALES WITH SETTLEMENT DATE
       AFTER THE GM THAT HAVE NOT BEEN ANALYZED AND
       EXCLUDES INBA AND DERIVATES POSITION. IF NO
       ACTIONS RECEIVED, NO ACTION WILL BE TAKEN.
       THE INSTRUCTED SHARES WILL BE UNBLOCKED THE
       NEXT BUSINESS DAY AFTER THE MEETING DATE MEET.
       THERE WILL BE NO FURTHER POSTING ON THIS ISSUE.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 NESTLE SA, CHAM UND VEVEY                                                                   Agenda Number:  701161678
--------------------------------------------------------------------------------------------------------------------------
        Security:  H57312466
    Meeting Type:  OGM
    Meeting Date:  19-Apr-2007
          Ticker:
            ISIN:  CH0012056047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting
       MEETING NOTICE SENT UNDER MEETING 365869, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual report, annual financial               Mgmt          Take No Action
       statements of Nestle Ag and consolidated financial
       statements of 2006 of Nestle Group: reports
       of the Auditors

2.     Grant discharge to the Board of Directors and             Mgmt          Take No Action
       the Executive Board

3.     Approve the appropriation of the balance sheet            Mgmt          Take No Action
       of Nestle Ag

4.     Approve the reduction of the share capital and            Mgmt          Take No Action
       amend the Article 5 of the Articles of Incorporation

5.1    Re-elect Mr. Peter Brabeck-Letmathe as a Board            Mgmt          Take No Action
       of Director

5.2    Re-elect Mr. Edward George Lord George as               Mgmt          Take No Action
       a  Board of Director




--------------------------------------------------------------------------------------------------------------------------
 NINTENDO CO.,LTD.                                                                           Agenda Number:  701235942
--------------------------------------------------------------------------------------------------------------------------
        Security:  J51699106
    Meeting Type:  AGM
    Meeting Date:  28-Jun-2007
          Ticker:
            ISIN:  JP3756600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          Abstain                        Against

3.2    Appoint a Director                                        Mgmt          Abstain                        Against

3.3    Appoint a Director                                        Mgmt          Abstain                        Against

3.4    Appoint a Director                                        Mgmt          Abstain                        Against

3.5    Appoint a Director                                        Mgmt          Abstain                        Against

3.6    Appoint a Director                                        Mgmt          Abstain                        Against

3.7    Appoint a Director                                        Mgmt          Abstain                        Against

3.8    Appoint a Director                                        Mgmt          Abstain                        Against

3.9    Appoint a Director                                        Mgmt          Abstain                        Against

3.10   Appoint a Director                                        Mgmt          Abstain                        Against

3.11   Appoint a Director                                        Mgmt          Abstain                        Against

3.12   Appoint a Director                                        Mgmt          Abstain                        Against

3.13   Appoint a Director                                        Mgmt          Abstain                        Against

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          For                            For

5.     Appoint Accounting Auditors                               Mgmt          For                            For

6.     Amend the Compensation to be received by  Directors       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NOKIA CORP                                                                                  Agenda Number:  701162074
--------------------------------------------------------------------------------------------------------------------------
        Security:  X61873133
    Meeting Type:  AGM
    Meeting Date:  03-May-2007
          Ticker:
            ISIN:  FI0009000681
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, WILL CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE. THANK YOU

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS.
       IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE.  THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

1.     Presentation of the Annual Accounts and the               Mgmt          For                            For
       Auditors Report; Approval of the Income Statements
       and Balance Sheets.

2.     Approve Distribution of the profit for the year,          Mgmt          For                            For
       payment of dividend The Board proposes to the
       Annual General Meeting a dividend of EUR 0.43
       per share for the fiscal year 2006. The dividend
       will be paid to shareholders registered in
       the Register of Shareholders held by Finnish
       Central Securities Depository Ltd on the record
       date, May 8, 2007. The Board proposes that
       the dividend be paid on May 24, 2007.

3.     Approve the discharging of the Chairman, the              Mgmt          For                            For
       members of the Board of Directors, and the
       President, from liability.

4.     Amendment of the Articles of Association. The             Mgmt          For                            For
       Board proposes that the Annual General Meeting
       re-solve to amend the Articles of Association
       mainly due to and to align with the new Finnish
       Companies Act effective as from September 1,
       2006 as follows:  * Remove the provisions on
       minimum and maximum share capital as well as
       on the nominal value of a share (Article 2).
       * Remove the provisions on record date (Article
       3).   * Amend the maximum number of members
       of the Board of Directors from ten to twelve
       (Article 4).   * Add a reference that the Boards
       Corporate Governance and Nomination Committee
       shall also make the proposal on the Board remuneration
       (Article 4).   * Amend provisions on the right
       to represent the Company to correspond to the
       terminology of the new Companies Act (Article
       6).   * Remove provisions on the timing for
       submitting the annual accounts to the auditors
       (Article 8).  * Amend the latest date for the
       Annual General Meeting to be June 30 (Article
       9).  * Amend the provisions on the notice of
       a General Meeting to the effect that it must
       be published no earlier than three months prior
       to the latest date of registration and also
       be published on the Company s website (Article
       10).  * Remove the provisions that when the
       Company s shares are in the book-entry system
       the provisions of the law regarding participation
       in the    Annual General Meeting shall apply
       (Article 11).  * Amend the opinion of the chairman
       to the vote of the chairman (Article 11).
       * Amend the list of agenda items of the Annual
       General Meeting to correspond to the new Companies
       Act (Article 12).

5.     Approve Remuneration to the members of the Board          Mgmt          For                            For
       of Directors. The Corporate Governance and
       Nomination Committee of the Board proposes
       to the Annual General Meeting that the remuneration
       payable to the members of the Board of Directors
       to be elected at the Annual General Meeting
       for term until the close of the Annual General
       Meeting in 2008 be as follows: EUR 375 000
       for the Chairman, EUR 150 000 for the Vice
       Chairman, and EUR 130 000 for each member.
       In addition, the Committee proposes that the
       Chairman of the Audit Committee and Chairman
       of the Personnel Committee will each receive
       an additional annual fee of EUR 25 000, and
       other members of the Audit Committee an additional
       annual fee of EUR 10 000 each.

6.     Approve Number of the members of the Board of             Mgmt          For                            For
       Directors. The Boards Corporate Governance
       and Nomination Committee proposes to the Annual
       General Meeting that the number of Board members
       be eleven.

7.     Election of the members of the Board of Directors.        Mgmt          For                            For
       The Board s Corporate Governance and Nomination
       Committee proposes to the Annual General Meeting
       that the following current Board members: Georg
       Ehrnrooth, Daniel R. Hesse, Dr. Bengt Holmstr
       m, Per Karlsson, Jorma Ollila, Dame Marjorie
       Scardino, Keijo Suila and Vesa Vainio, be re-elected
       until the closing of the following Annual General
       Meeting. The Committee also proposes that Lalita
       D. Gupte, Dr. Henning Kagermann and Olli-Pekka
       Kallasvuo be elected as new members of the
       Board for the same term. Ms. Gupte is former
       Joint Managing Director of ICICI Bank Limited,
       the second-largest bank in India, and currently
       non executive Chairman of ICICI Venture Funds
       Management Co Ltd. Dr. Kagermann is CEO and
       Chairman of the Executive Board of SAP AG,
       the world s leading provider of business software,
       headquartered in Germany. Olli-Pekka Kallasvuo
       is President and CEO of Nokia Corporation.

8.     Approve Auditor remuneration. The Board s Audit           Mgmt          For                            For
       Committee proposes to the Annual General Meeting
       that the external auditor to be elected at
       the Annual General Meeting be reimbursed according
       to the auditor s invoice, and in compliance
       with the purchase policy approved by the Audit
       Committee.

9.     Election of the Auditor. Having evaluated the             Mgmt          For                            For
       performance and the independence of the current
       auditor of Nokia, Pricewaterhouse Coopers,
       for the fiscal year 2006, the Audit Committee
       proposes that PricewaterhouseCoopers be re-elected
       as the Company s auditor for the fiscal year
       2007.

10.    Approve the Grant of stock options to selected            Mgmt          For                            For
       personnel of Nokia. The Board proposes that
       as a part of Nokia s Equity Program 2007 selected
       personnel of Nokia Group be granted a maximum
       of 20,000,000 stock options, which entitle
       to subscribe for a maximum of 20,000,000 Nokia
       shares. The exercise prices (i.e. share subscription
       prices) applicable upon exercise of the stock
       options will be determined on a quarterly basis
       and the stock options will also be divided
       into sub-categories according to their exercise
       price.The exercise price for each sub-category
       of stock options will equal to the trade volume
       weighted average price of the Nokia share on
       the Helsinki Stock Exchange during the trading
       days of the first whole week of the second
       month of the calendar quarter (i.e. February,
       May, August or November). The exercise price
       paid will be recorded in the fund for invested
       non-restricted equity. Stock options in the
       plan may be granted until the end of 2010,
       and they have a term of approximately five
       years. Exercise period (i.e. share subscription
       period) will commence no earlier than July
       1, 2008, and terminate no later than December
       31, 2015.

11.    Approve the Reduction of the share issue premium.         Mgmt          For                            For
       The Board proposes that the Annual General
       Meeting resolve to reduce the share issue premium
       of the Company by a minimum of EUR 2 312 146
       296.94 by transferring all the funds in the
       share issue premium on the date of the  Annual
       General Meeting to the fund for invested non-restricted
       equity.

12.    Approve Recording of the subscription price               Mgmt          For                            For
       for shares issued based on stock options in
       the fund for invested non-restricted equity.
       The Board proposes that the Annual General
       Meeting resolve that the total amount of the
       subscription prices paid for new shares issued
       after the date of the Annual General Meeting,
       based on stock options under the Nokia Stock
       Option Plans 2001, 2003 and 2005, be recorded
       in the fund for invested non-restricted equity.

13.    Authorization to the Board of Directors to resolve        Mgmt          For                            For
       on the issuance of shares and special rights
       entitling to shares. The Board proposes that
       the Annual General Meeting authorize the Board
       to resolve to issue a maximum of 800,000,000
       shares through issuance of shares or special
       rights entitling to shares (including stock
       options) under Chapter 10, Section 1 of the
       Companies Act in one or more issues.The Board
       proposes that the authorization be used to
       finance or carry out acquisitions or other
       arrangements, to settle the Company s equity-based
       incentive plans or to other purposes resolved
       by the Board. It is proposed that the authorization
       includes the right for the Board to resolve
       on all the terms and conditions of the issuance
       of shares and such special rights, including
       to whom shares or special rights may be issued
       as well as  the consideration to be paid. The
       authorization thereby includes the right to
       deviate from the shareholders preemptive rights
       within the limits set by law. It is proposed
       that the authorization be effective until June
       30, 2010.

14.    Authorization to the Board of Directors to resolve        Mgmt          For                            For
       to repurchase Nokia shares. The Board proposes
       that the Annual General Meeting authorize the
       Board to resolve to repurchase a maximum of
       380,000,000 Nokia shares by using funds in
       the unrestricted shareholders equity. Repurchases
       will reduce funds available for distribution
       of profits. The shares may be repurchased in
       order to develop the capital structure of the
       Company, which includes carrying out the announced
       stock repurchase plan. In addition, the shares
       may be repurchased in order to finance or carry
       out acquisitions or other arrangements, to
       settle the Company s equity-based incentive
       plans, to be transferred for other purposes,
       or to be cancelled. The shares can be repurchased
       either a) through a tender offer made to all
       the shareholders on equal terms determined
       by the Board, in proportion to the shares held
       by the shareholders, and for an equal price
       determined by the Board; or b) through public
       trading and on such stock exchanges the rules
       of which allow companies to trade with their
       own shares. In this case the shares would be
       repurchased in another proportion than that
       of the current shareholders. It is proposed
       that the authorization be effective until
       June 30, 2008.




--------------------------------------------------------------------------------------------------------------------------
 PETROCHINA COMPANY LIMITED                                                                  Agenda Number:  932588265
--------------------------------------------------------------------------------------------------------------------------
        Security:  71646E100
    Meeting Type:  Special
    Meeting Date:  01-Nov-2006
          Ticker:  PTR
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     THAT THE CONTINUING CONNECTED TRANSACTIONS ARISING        Mgmt          For
       AS A RESULT OF THE ACQUISITION OF A 67% INTEREST
       IN PETROKAZAKHSTAN INC. BY PETROCHINA THROUGH
       CNPC EXPLORATION AND DEVELOPMENT COMPANY LIMITED
       ( ACQUISITION ), AS SET OUT IN THE CIRCULAR
       OF PETROCHINA DATED 14 SEPTEMBER 2006 ( CIRCULAR
       ).

O2     THAT THE PROPOSED REVISION TO THE EXISTING ANNUAL         Mgmt          For
       CAPS FOR THE THREE YEARS FROM 1 JANUARY 2006
       TO 31 DECEMBER 2008 OF EACH OF THE CONTINUING
       CONNECTED TRANSACTION UNDER THE AMENDED COMPREHENSIVE
       AGREEMENT AS A RESULT OF THE ACQUISITION, AS
       SET OUT IN THE CIRCULAR, BE AND IS HEREBY APPROVED,
       RATIFIED AND CONFIRMED.

O3     THAT THE PROPOSED REVISION TO THE EXISTING ANNUAL         Mgmt          For
       CAPS FOR THE THREE YEARS FROM 1 JANUARY 2006
       TO 31 DECEMBER 2008 OF EACH OF THE CONTINUING
       CONNECTED TRANSACTION UNDER THE AMENDED COMPREHENSIVE
       AGREEMENT AS A RESULT OF CHANGES TO PETROCHINA
       S PRODUCTION AND OPERATIONAL ENVIRONMENT, AS
       SET OUT IN THE CIRCULAR, BE AND IS HEREBY APPROVED,
       RATIFIED AND CONFIRMED.

O4     THAT THE PROPOSED REVISION TO THE EXISTING ANNUAL         Mgmt          For
       CAPS FOR THE THREE YEARS FROM 1 JANUARY 2006
       TO 31 DECEMBER 2008 IN RESPECT OF THE PRODUCTS
       AND SERVICES TO BE PROVIDED BY PETROCHINA AND
       ITS SUBSIDIARIES TO CHINA RAILWAY MATERIALS
       AND SUPPLIERS CORPORATION, AS SET OUT IN THE
       CIRCULAR, BE AND IS HEREBY APPROVED, RATIFIED
       AND CONFIRMED.

S5     THAT THE PROPOSED AMENDMENTS TO THE ARTICLES              Mgmt          For
       OF ASSOCIATION OF PETROCHINA AS SET OUT IN
       THE CIRCULAR BE AND ARE HEREBY GENERALLY UNCONDITIONALLY
       APPROVED.




--------------------------------------------------------------------------------------------------------------------------
 PETROCHINA COMPANY LIMITED                                                                  Agenda Number:  932688623
--------------------------------------------------------------------------------------------------------------------------
        Security:  71646E100
    Meeting Type:  Annual
    Meeting Date:  16-May-2007
          Ticker:  PTR
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO CONSIDER AND APPROVE THE REPORT OF THE BOARD           Mgmt          For                            For
       OF DIRECTORS.

02     TO CONSIDER AND APPROVE THE REPORT OF THE SUPERVISORY     Mgmt          For                            For
       COMMITTEE.

03     TO CONSIDER AND APPROVE THE AUDITED FINANCIAL             Mgmt          For                            For
       STATEMENTS.

04     TO CONSIDER AND APPROVE THE DECLARATION AND               Mgmt          For                            For
       PAYMENT OF THE FINAL DIVIDENDS FOR THE YEAR
       ENDED 31 DECEMBER 2006.

05     TO CONSIDER AND APPROVE THE AUTHORISATION OF              Mgmt          For                            For
       THE BOARD OF DIRECTORS TO DETERMINE THE DISTRIBUTION
       OF INTERIM DIVIDENDS.

06     APPOINTMENT OF PRICEWATERHOUSECOOPERS AS THE              Mgmt          For                            For
       INTERNATIONAL AUDITORS OF THE COMPANY.

07     TO CONSIDER AND APPROVE THE RE-ELECTION OF MR.            Mgmt          For                            For
       JIANG JIEMIN AS DIRECTOR OF THE COMPANY.

08     TO CONSIDER AND APPROVE THE RE-ELECTION OF MR.            Mgmt          For                            For
       ZHOU JIPING AS DIRECTOR OF THE COMPANY.

09     TO CONSIDER AND APPROVE THE RE-ELECTION OF MR.            Mgmt          For                            For
       DUAN WENDE AS DIRECTOR OF THE COMPANY.

10     TO CONSIDER AND APPROVE THE RE-ELECTION OF MR.            Mgmt          For                            For
       SUN XIANFENG AS SUPERVISOR OF THE COMPANY.

11     TO CONSIDER AND APPROVE THE ELECTION OF MR.               Mgmt          For                            For
       ZHANG JINZHU AS SUPERVISOR OF THE COMPANY.

12     TO GRANT A GENERAL MANDATE TO THE BOARD TO ISSUE,         Mgmt          For                            For
       ALLOT AND DEAL WITH ADDITIONAL DOMESTIC AND
       OVERSEAS LISTED FOREIGN SHARES.

13     TO CONSIDER AND APPROVE THE EQUITY INTEREST               Mgmt          For                            For
       TRANSFER AGREEMENT DATED 18 MARCH 2007.

14     TO CONSIDER AND APPROVE OTHER MATTERS, IF ANY.            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PFIZER INC.                                                                                 Agenda Number:  932641637
--------------------------------------------------------------------------------------------------------------------------
        Security:  717081103
    Meeting Type:  Annual
    Meeting Date:  26-Apr-2007
          Ticker:  PFE
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DENNIS A. AUSIELLO                                        Mgmt          For                            For
       MICHAEL S. BROWN                                          Mgmt          For                            For
       M. ANTHONY BURNS                                          Mgmt          For                            For
       ROBERT N. BURT                                            Mgmt          For                            For
       W. DON CORNWELL                                           Mgmt          For                            For
       WILLIAM H. GRAY, III                                      Mgmt          For                            For
       CONSTANCE J. HORNER                                       Mgmt          For                            For
       WILLIAM R. HOWELL                                         Mgmt          For                            For
       JEFFREY B. KINDLER                                        Mgmt          For                            For
       GEORGE A. LORCH                                           Mgmt          For                            For
       DANA G. MEAD                                              Mgmt          For                            For
       WILLIAM C. STEERE, JR.                                    Mgmt          For                            For

02     PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP              Mgmt          For                            For
       AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR 2007.

03     SHAREHOLDER PROPOSAL RELATING TO CUMULATIVE               Shr           Against                        For
       VOTING.

04     SHAREHOLDER PROPOSAL REQUESTING A REPORT ON               Shr           Against                        For
       THE RATIONALE FOR EXPORTING ANIMAL EXPERIMENTATION.

05     SHAREHOLDER PROPOSAL REQUESTING A REPORT ON               Shr           Against                        For
       THE FEASIBILITY OF AMENDING PFIZER S CORPORATE
       POLICY ON LABORATORY ANIMAL CARE AND USE.

06     SHAREHOLDER PROPOSAL RELATING TO QUALIFICATIONS           Shr           Against                        For
       FOR DIRECTOR NOMINEES.




--------------------------------------------------------------------------------------------------------------------------
 QBE INS GROUP LTD                                                                           Agenda Number:  701154560
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q78063114
    Meeting Type:  AGM
    Meeting Date:  04-Apr-2007
          Ticker:
            ISIN:  AU000000QBE9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial reports and             Non-Voting
       the reports of the Directors and of the Auditors
       of the Company for the YE 31 DEC 2006

2.     Adopt the remuneration report of the Company              Mgmt          For                            For
       for the financial YE 31 DEC 2006

3.     Approve, for the purpose of ASX Listing Rule              Mgmt          For                            For
       10.17 and for all other purposes to increase
       the maximum aggregate fees payable to all Non-executive
       Directors by AUD 500,000 from AUD 2.2 million
       to AUD 2.7 million per FY with effect from
       01 JAN 2007

4.     Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       10.14 and for all other purposes to the grant
       to the Chief Executive Officer, Mr. FM O Halloran
       of conditional rights over a maximum of 30,000
       ordinary shares in the Company and options
       to subscribe for a maximum of 60,000 unissued
       ordinary shares of the Company and either the
       allotment or transfer of ordinary shares in
       the Company on satisfaction of and subject
       to the conditions attached to the conditional
       rights and on valid exercise of the options
       under the Company s 2006 Deferred Compensation
       Plan

5.     Re-elect MR. Len F. Bleasel AM, who retires               Mgmt          For                            For
       by rotation in accordance with Clause 76 of
       the Company s constitution, as a Director of
       the Company

6.     Elect Mr. Duncan M. Boyle as a Director of the            Mgmt          For                            For
       Company, who was appointed in accordance with
       Clause 74(b) of the Company s constitution




--------------------------------------------------------------------------------------------------------------------------
 REUNERT LTD                                                                                 Agenda Number:  701123503
--------------------------------------------------------------------------------------------------------------------------
        Security:  S69566156
    Meeting Type:  AGM
    Meeting Date:  06-Feb-2007
          Ticker:
            ISIN:  ZAE000057428
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited Group annual financial      Mgmt          For                            For
       statements for the YE 30 SEP 2006

2.1    Re-elect Mr. S. D. Jagoe as a Director, who               Mgmt          For                            For
       retires in terms of the Company s Articles
       of Association

2.2    Re-elect Mr. K.J. Makwetla as a Director, who             Mgmt          For                            For
       retires in terms of the Company s Articles
       of Association

2.3    Re-elect Mr. G.J. Oosthuizen as a Director,               Mgmt          For                            For
       who retires in terms of the Company s Articles
       of Association

2.4    Re-elect Dr. M.J. Shaw as a Director, who retires         Mgmt          For                            For
       in terms of the Company s Articles of Association

3.     Approve to determine the remuneration of the              Mgmt          For                            For
       Non-Executive Directors with effect from 01
       OCT 2006 in accordance with the Company s Articles
       of Association as specified

4.O.1  Approve the Reunert 2006 Option Scheme the               Mgmt          For                            For
       Scheme as specified, and authorize the Directors
       of the Reunert Limited the Company to take
       all such steps as may be necessary for the
       establishment and carrying into effect of the
       Scheme, including the award of options to employees
       under the Scheme, with an exercise price equal
       to the closing price of an ordinary share of
       the Company on the JSE Limited on the trading
       day preceding the day on which the relevant
       award was made

5.O.2  Approve to reserve 4,400,000 of the unissued              Mgmt          For                            For
       ordinary shares of 10 cents each in the authorized
       capital of the Company to meet the requirements
       of the Reunert 1985 Share Option Scheme and
       the Reunert 1988 Share Purchase Scheme and
       specifically authorize the Directors to allot
       and issue those shares in terms of the Scheme
       for the purposes of the Reunert 1985 Share
       Option Scheme and the 1988 Share Purchase Scheme

6.S.1  Approve, as a general approval contemplated               Mgmt          For                            For
       in Sections 85(2) and 85(3) of the Companies
       Act Act 61 of 1973, as amended the Companies
       Act, the acquisitions by the Company and/or
       any subsidiary of the Company, from time to
       time, of the issued ordinary shares of the
       Company, upon such terms and conditions and
       in such amounts as the Directors of the Company
       may from time to time determine, but subject
       to the Articles of Association of the Company,
       the provisions of the Companies Act and the
       Listings Requirements of the JSE Limited JSE
       when applicable, not exceeding in aggregate
       20% of the number of shares in the Company
       s issued share capital in any 1 FY at the beginning
       of the FY provided that a subsidiary of the
       Company may not hold at any 1 time more than
       10% of the number of issued shares of the Company,
       at a price of no more than 10% of the weighted
       average market price at which such ordinary
       shares are traded on the JSE, over the previous
       5 business days; Authority expires the earlier
       of the next AGM or 15 months; the repurchase
       of securities being effected through the order
       book operated by the JSE trading system and
       done without any prior arrangement between
       the Company and the counter party reported
       trades are prohibited; implement any such
       repurchase on the open market of the JSE; at
       any point in time, the Company only appoints
       one agent to effect any repurchase(s) on its
       behalf; the Company or its subsidiaries are
       not repurchasing securities during a prohibited
       period as specified; a paid press release giving
       such details as may be required in terms of
       the Listings Requirements of the JSE be published
       when the Company or its subsidiaries have cumulatively
       repurchased 3% of the shares in issue and for
       every 3% in aggregate of the initial number
       of that class acquired thereafter; the sponsor
       to the Company provides a letter on the adequacy
       of the working capital in terms of Section
       2.14 of the JSE Listings Requirements prior
       to any repurchases being implemented on the
       open market of the JSE; after such repurchase
       the Company will still comply with as specified
       of the JSE Listings Requirements prior to any
       repurchases being implemented on the open market
       of the JSE; after such repurchase the Company
       will still comply with as specified of the
       JSE Listing Requirement concerning shareholders
       spread requirement; the Directors undertake
       that, for a period of 12 months following the
       date of the notice of the AGM or for the period
       of the general authority, whichever is the
       longer, they will not undertake any such repurchase
       unless: i) the Company and the Group will,
       after payment for such maximum repurchases,
       be able to repay their debts In the ordinary
       course of business; ii) the Company s and the
       Group s asset, fairly valued according to international
       Financial Reporting Standards and on a basis
       consistent with the last FY of the Company,
       will, after such payment, exceed their liabilities;
       iii) the Company s and the Group s ordinary
       share capital and reserves will, after such
       payment, be sufficient to continue operations;
       and iv) the Company and the Group will, after
       such payment, have sufficient working capital
       to continue operations

       A REUNERT PREFERENCE SHAREHOLDER WILL BE ENTITLED         Non-Voting
       TO ATTEND THE AGM AND TO VOTE ON SPECIAL RESOLUTION
       2 7.S.2. ON A POLL EVERY REUNERT PREFERENCE
       SHAREHOLDER WHO IS PRESENT IN PERSON OR BY
       PROXY AT THE AGM SHALL HAVE 20 VOTES FOR EVERY
       REUNERT PREFERENCE SHARE HELD OR REPRESENTED.

7.S.2  Approve, as a specific approval contemplated              Mgmt          For                            For
       in terms of Section 85(2) of the Companies
       Act, 1973, as amended, the Listings Requirements
       of the JSE Limited and Article 29(a) of the
       Company s Articles of Association, the acquisition
       by the Company of 563 631 ordinary par value
       shares in the Company s issued ordinary share
       capital from Bargenel Investments Limited,
       at a consideration per ordinary share equal
       to the closing market price of such share on
       the JSE Limited on the trading day immediately
       prior to the acquisition

8.O.3  Approve the sale by the Company of all of the             Mgmt          For                            For
       ordinary shares which it holds in the issued
       share capital of Bargenel Investments Limited
       to Rebatona Investment Holdings Proprietary
       Limited 2006/031544/07, upon the terms and
       subject to the conditions of the sale of Shares
       Agreement dated 20 NOV 2006 between the Company
       and Rebatona Investment Holdings Proprietary
       Limited 2006/031544/07, details of which
       as specified

9.O.4  Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the passing and registration of Special
       Resolution 2, by way of a specific authority
       in terms of Section 221 of the Companies Act,
       1973, as amended, and the Listings Requirements
       of the JSE Limited, to allot and issue to the
       Reunert Staff Share Trust, as a specific issue
       for cash, a maximum of 600,000 ordinary shares
       in the authorized but unissued share capital
       of the Company, at a subscription price per
       ordinary share of its par value, for purposes
       of the employee transaction, details of which
       as specified

10.O5  Authorize any Director or the Secretary of the            Mgmt          For                            For
       Company to sign all such documentation, take
       all such steps and do all such other things
       as may be necessary in order to give effect
       to Special Resolution 2 and Ordinary Resolutions
       3 and 4 in accordance with, and subject to,
       the terms thereof

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF FUTURE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 REYNOLDS AMERICAN INC.                                                                      Agenda Number:  932659874
--------------------------------------------------------------------------------------------------------------------------
        Security:  761713106
    Meeting Type:  Annual
    Meeting Date:  11-May-2007
          Ticker:  RAI
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MARTIN D. FEINSTEIN*                                      Mgmt          For                            For
       SUSAN M. IVEY*                                            Mgmt          For                            For
       NEIL R. WITHINGTON*                                       Mgmt          For                            For
       JOHN T. CHAIN, JR**                                       Mgmt          For                            For

02     APPROVAL OF AN AMENDMENT TO THE ARTICLES OF               Mgmt          For                            For
       INCORPORATION INCREASING THE NUMBER OF AUTHORIZED
       SHARES OF COMMON STOCK FROM 400,000,000 TO
       800,000,000

03     RATIFICATION OF KPMG LLP AS INDEPENDENT AUDITORS          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ROCHE HOLDING AG, BASEL                                                                     Agenda Number:  701139087
--------------------------------------------------------------------------------------------------------------------------
        Security:  H69293217
    Meeting Type:  AGM
    Meeting Date:  05-Mar-2007
          Ticker:
            ISIN:  CH0012032048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 352271 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting
       IN THIS MARKET. PLEASE CONTACT YOUR ADP CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE AT
       ADP. THANK YOU

1.     Approve the annual report, financial statements           Non-Voting
       and the consolidated financial statements for
       2006

2.     Ratify the Board of Directors actions                     Non-Voting

3.     Approve the allocation of income and dividends            Non-Voting
       of CHF 3.40 per share

4.1    Elect Prof. Pius Baschera as a new Member of              Non-Voting
       the Board for a term of 4 years as provided
       by the Articles of Incorporation

4.2    Elect Dr. Wolfgang Ruttenstorfer as a new Member          Non-Voting
       of the Board for a term of 4 years as provided
       by the Articles of Incorporation

5.     Elect KPMG Klynveld Peat Marwick Goerdeler SA             Non-Voting
       as the Statutory and Group Auditors

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF AUDITOR NAME. PLEASE ALSO NOTE THE NEW CUT-OFF
       IS 21 FEB 2007. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SAP AKTIENGESELLSCHAFT                                                                      Agenda Number:  701192243
--------------------------------------------------------------------------------------------------------------------------
        Security:  D66992104
    Meeting Type:  AGM
    Meeting Date:  10-May-2007
          Ticker:
            ISIN:  DE0007164600
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 19 APR 07, WHEREAS THE MEETING HAS
       BEEN SETUP USING THE ACTUAL RECORD DATE - 1
       BUSINESS DAY. THIS IS DONE TO ENSURE THAT ALL
       POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2006 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 1,647,334,719.50 as follows:
       payment of a dividend of EUR 0.46 per entitled
       share EUR 1,089,961,795.76 shall be carried
       forward, ex-dividend and payable date: 11 MAY
       2007

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2007 FY:              Mgmt          For                            For
       KPMG Deutsche Treuhand-Gesellschaft AG, Frankfurt
       and Berlin

6a     Election of Mr. Pekka Ala-Pietilae to the Supervisory     Mgmt          Abstain                        Against
       Board

6b     Election of Prof. Dr. Wilhelm Haarmann to the             Mgmt          Abstain                        Against
       Supervisory Board

6c     Election of Dr. H.C. Hartmut Mehdorn to the               Mgmt          Abstain                        Against
       Supervisory Board

6d     Election of Prof. Dr.-Ing. E.H. Joachim Milberg           Mgmt          Abstain                        Against
       to the Supervisory Board

6e     Election of Prof. Dr. H.C. Mult. Hasso Plattner           Mgmt          Abstain                        Against
       to the Supervisory Board

6f     Election of Prof. Dr. H.C. Mult. August-Wilhelm           Mgmt          Abstain                        Against
       Scheer to the Supervisory Board

6g     Election of Dr. Erhard Schipporeit to the Supervisory     Mgmt          Abstain                        Against
       Board

6h     Election of Prof. Dr.-Ing. E.H. Klaus Wucherer            Mgmt          Abstain                        Against
       to the Supervisory Board

7.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares: the Company shall be authorized to
       acquire own shares of up to EUR 120,000,000
       at a price neither more than 10% above, nor
       more than 20% below the market price of the
       shares if they are acquired through the stock
       exchange, nor differing more than 20% from
       the market price of the shares if they are
       acquired by way of a repurchase offer, on or
       before 31 OCT 2008; the Company shall be authorized
       to sell the shares on the stock exchange and
       to offer them to the shareholders for subscription;
       the Company may also dispose of the shares
       in another manner if they are sold at a price
       not materially below their market price, to
       use the shares for acquisition purposes or
       within the scope of the Company's Stock Option
       and Incentive Plans, and to retire the shares

8.     Authorization of the Board of Managing Directors          Mgmt          For                            For
       to use call and put options for the purpose
       of the acquisition of own shares as per Item
       7

9.     Resolution on an amendment to the Article of              Mgmt          For                            For
       association in accordance with the new Transparency
       Directive Implementation Law as follows: Section
       [3]2, regarding the Company being authorized
       to transmit information to shareholders by
       electronic means

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 SCOTTISH AND SOUTHERN ENERGY PLC                                                            Agenda Number:  701025389
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7885V109
    Meeting Type:  AGM
    Meeting Date:  27-Jul-2006
          Ticker:
            ISIN:  GB0007908733
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the reports          Mgmt          For                            For
       of the Directors and the Auditors for the FYE
       31 MAR 2006

2.     Approve the remuneration report of the Board              Mgmt          For                            For
       for the FYE 31 MAR 2006

3.     Declare a final dividend for the YE 31 MAR 2006           Mgmt          For                            For
       of 32.7 pence per ordinary share

4.     Re-elect Mr. Gregor Alexander as a Director               Mgmt          For                            For
       of the Company

5.     Re-elect Mr. David Payne as a Director of the             Mgmt          For                            For
       Company

6.     Re-elect Mr. Susan Rice as a Director of the              Mgmt          For                            For
       Company

7.     Appoint KPMG Audit PLC as the Auditor of the              Mgmt          For                            For
       Company, until the conclusion of the next general
       meeting at which financial statements are laid
       before the Company

8.     Authorize the Directors to determine the Auditors         Mgmt          For                            For
       remuneration

9.     Authorize the Directors, for the purpose of               Mgmt          For                            For
       Section 80 of the Companies Act 1985, to allot
       relevant securities  as defined within that
       Section  up to an aggregate nominal amount
       of GBP 143,380,318;  Authority expires at the
       conclusion of the next AGM of the Company ;
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.10   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 9 and pursuant to Section 95
       of the Companies Act 1985  the Act , to allot
       equity securities  Section 94 of the Act  for
       cash pursuant to the authority conferred by
       Resolution 9, disapplying the statutory pre-emption
       rights  Section 89(1) of the Act , provided
       that this power is limited to the allotment
       of equity securities: a) in connection with
       a rights issue in favor of ordinary shareholders;
       and b) up to an aggregate nominal amount of
       GBP 21,507,047;  Authority expires at the conclusion
       of the next AGM of the Company ; and Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.11   Authorize the Company, pursuant to the Article            Mgmt          For                            For
       12 of the Articles of Association and for the
       purpose of Section 166 of the Companies Act
       1985  the Act , to make 1 or more market purchases
       Section 163(3) of the Act  of up to 86,028,191
       ordinary shares, representing 10% of the Company
       s issued ordinary share capital, of 50p each
       in the capital of the Company, at a minimum
       price is 50p and the maximum price is not more
       than 5% above the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days;  Authority expires the earlier
       of the conclusion of the Company  next AGM
       or 15 months from the date of passing of this
       resolution ; and the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

12.    Approve the Scottish Southern Energy Plc Performance      Mgmt          For                            For
       Share Plan  the PSP  as specified and authorize
       the Directors to do all such acts and things
       as they may consider necessary or expedient
       to give full effect to the PSP




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE EXCHANGE LTD                                                                      Agenda Number:  701056132
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y79946102
    Meeting Type:  EGM
    Meeting Date:  29-Sep-2006
          Ticker:
            ISIN:  SG1J26887955
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 of Singapore  Companies
       Act , to purchase or otherwise acquire issued
       ordinary shares in the capital of the Company
       Shares  not exceeding in aggregate the maximum
       percentage at such price or prices as may be
       determined by the Directors from time to time
       up to the maximum price, whether by way of:
       i) market purchase(s) on the Singapore Exchange
       Securities Trading Limited  SGX-ST  transacted
       through the Central Limit Order Book trading
       system and/or any other securities exchange
       on which the Shares may for the time being
       be listed and quoted  Other Exchange ; and/or
       ii) off-market purchase(s)  if effected otherwise
       than on the SGX-ST or, as the case may be,
       Other Exchange  in accordance with any equal
       access scheme(s) as may be determined or formulated
       by the Directors as they consider fit, which
       scheme(s) shall satisfy all the conditions
       prescribed by the Companies Act, and otherwise
       in accordance with all other laws and regulations
       and rules of the SGX-ST or, as the case may
       be, Other Exchange as may for the time being
       be applicable  Share Purchase Mandate ;  Authority
       expires the earlier of the date on which the
       next AGM of the Company is held and the date
       by which the next AGM of the Company is required
       by law to be held ; and to complete and do
       all such acts and things  including executing
       such documents as may be required  as they
       and/or he may consider expedient or necessary
       to give effect to the transactions contemplated
       and/or authorized by this resolution

S.2    Amend the Articles of Association of the Company          Mgmt          For                            For
       in the manner and to the extent as specified




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE EXCHANGE LTD                                                                      Agenda Number:  701056168
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y79946102
    Meeting Type:  AGM
    Meeting Date:  29-Sep-2006
          Ticker:
            ISIN:  SG1J26887955
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors  report and               Mgmt          For                            For
       the audited accounts for the FYE 30 JUN 2006
       with the Auditors  report thereon

2.     Re-appoint Mr. Joseph Yuvaraj Pillay as a Director        Mgmt          Abstain                        Against
       of the Company, pursuant to Section 153(6)
       of the Companies Act, Chapter 50 of Singapore,
       until the next AGM of the Company

3.     Re-elect Mr. Ng Kee Choe, who retires by rotation         Mgmt          Abstain                        Against
       under Article 99 of the Company s Articles
       of Association  the Articles

4.     Re-elect Mr. Lee Hsien Yang, who retires by               Mgmt          Abstain                        Against
       rotation under Article 99 of the Articles

5.     Re-elect Ms. Olivia Lum Ooi Lin, who reties               Mgmt          Abstain                        Against
       by rotation under Article 99 of the Articles

6.     Appoint Ms. Euleen Goh Yiu Kiang as a Director            Mgmt          Abstain                        Against
       of the Company, under Article 101 of the Articles

7.     Approve the sum of SGD 765,200 as the Directors           Mgmt          For                            For
       fees for the FYE 30 JUN 2006

8.     Declare a net final  tax-exempt one-tier  dividend        Mgmt          For                            For
       of SGD 0.117 per share for the FYE 30 JUN 2006

9.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors of the Company and authorize the
       Directors to fix their remuneration

10.    Authorize the Directors of the Company to: a)             Mgmt          For                            For
       i) issue shares in the capital of the Company
       shares  whether by way of rights, bonus or
       otherwise; and/or ii) make or grant offers,
       agreements or options  collectively, Instruments
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of  as well as adjustments to  warrants,
       debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and b)  notwithstanding
       the authority conferred by this Resolution
       may have ceased to be in force  issue shares
       in pursuance of any Instrument made or granted
       by the Directors while this Resolution was
       in force, provided that: 1) the aggregate number
       of shares to be issued pursuant to this Resolution
       including shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this Resolution  does not exceed 50% of the
       issued shares in the capital of the Company
       as calculated in accordance with sub-paragraph
       (2) below , of which the aggregate number of
       shares to be issued other than on a pro rata
       basis to shareholders of the Company  including
       shares to be issued in pursuance of Instruments
       made or granted pursuant to this Resolution
       does not exceed 10% of the issued shares in
       the capital of the Company  as calculated in
       accordance with sub-paragraph (2) below ; 2)
       subject to such manner of calculation and
       adjustments as may be prescribed by the Singapore
       Exchange Securities Trading Limited  SGX-ST
       for the purpose of determining the aggregate
       number of shares that may be issued under sub-paragraph
       (1) above, the percentage of issued shares
       shall be based on the number of issued shares
       in the capital of the Company at the time this
       Resolution is passed, after adjusting for:
       i) new shares arising from the conversion or
       exercise of any convertible securities or share
       options or vesting of share awards which are
       outstanding or subsisting at the time this
       Resolution is passed; and ii) any subsequent
       consolidation or subdivision of shares; 3)
       in exercising the authority conferred by this
       Resolution, the Company shall comply with the
       provisions of the Listing Manual of the SGX-ST
       for the time being in force  unless such compliance
       has been waived by the Monetary Authority of
       Singapore  and the Articles for the time being
       of the Company; and  Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the date by which the next AGM
       is required to be held by law

11.    Authorize the Directors to offer and grant options        Mgmt          For                            For
       in accordance with the provisions of the SGX
       Share Option Plan and/or to grant awards in
       accordance with the provisions of the SGX Performance
       Share Plan and to allot and issue from time
       to time such number of ordinary shares in the
       capital of the Company as may be required to
       be issued pursuant to the exercise of options
       under the SGX Share Option Plan and/or such
       number of fully-paid shares as may be required
       to be issued pursuant to the vesting of awards
       under the SGX Performance Share Plan, provided
       that the aggregate number of new shares to
       be issued pursuant to the SGX Share Option
       Plan and the SGX Performance Share Plan shall
       not exceed 10% of the total number of issued
       ordinary shares in the capital of the Company
       from time to time

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE EXCHANGE LTD                                                                      Agenda Number:  701209745
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y79946102
    Meeting Type:  EGM
    Meeting Date:  02-May-2007
          Ticker:
            ISIN:  SG1J26887955
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the disposal the Disposal of No. 2              Mgmt          For                            For
       Shenton Way #02-01, #02-02, #03-01, #19-01,
       #20-01, #21-01, #22-01, #23-01, #24-01, #25-01,
       #26-01, #27-01, #28-01 and #29-01 SGX Center
       1 Singapore and No. 4 Shenton Way #02-01 and
       #03-01, SGX Centre 2 Singapore the  SGX Premises
       inclusive of 3 passenger lifts located in
       one of the SGX premises for an aggregate purchase
       price of SGD 271,030,500 exclusive of goods
       and services tax and on the terms and conditions
       of the Sale and Purchase Agreement dated 12
       MAR 2007 the  Sale and Purchase Agreement
       made between the wholly-owned subsidiaries
       of the Company, namely, Singapore Exchange
       Securities Trading Limited, Singapore Exchange
       Derivatives Trading Limited and The Central
       Depository Pte Limited as vendors and United
       Overseas Bank Limited as purchaser; and authorize
       the Directors or any of them to complete and
       do all such acts and things including modifying
       the Sale and Purchase Agreement and executing
       all such documents as may be required under
       or pursuant to the Sale and Purchase Agreement
       as they or he may consider necessary, desirable
       or expedient to give effect to this Resolution
       as they or he may deem fit




--------------------------------------------------------------------------------------------------------------------------
 TECK COMINCO LTD                                                                            Agenda Number:  701179106
--------------------------------------------------------------------------------------------------------------------------
        Security:  878742204
    Meeting Type:  MIX
    Meeting Date:  25-Apr-2007
          Ticker:
            ISIN:  CA8787422044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the Directors, as specified                         Mgmt          Abstain                        Against

2.     Appoint PricewaterhouseCoopers LLP as the Auditors        Mgmt          Abstain                        Against
       and authorize the Directors to fix the Auditors
       remuneration

3.     Amend the Articles of the Company to subdivide            Mgmt          Abstain                        Against
       the outstanding class A common shares and class
       B subordinate voting shares on a 2-for-1 basis




--------------------------------------------------------------------------------------------------------------------------
 THE COCA-COLA COMPANY                                                                       Agenda Number:  932640065
--------------------------------------------------------------------------------------------------------------------------
        Security:  191216100
    Meeting Type:  Annual
    Meeting Date:  18-Apr-2007
          Ticker:  KO
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: HERBERT A. ALLEN                    Mgmt          For                            For

1B     ELECTION OF DIRECTOR: RONALD W. ALLEN                     Mgmt          For                            For

1C     ELECTION OF DIRECTOR: CATHLEEN P. BLACK                   Mgmt          For                            For

1D     ELECTION OF DIRECTOR: BARRY DILLER                        Mgmt          For                            For

1E     ELECTION OF DIRECTOR: E. NEVILLE ISDELL                   Mgmt          For                            For

1F     ELECTION OF DIRECTOR: DONALD R. KEOUGH                    Mgmt          For                            For

1G     ELECTION OF DIRECTOR: DONALD F. MCHENRY                   Mgmt          For                            For

1H     ELECTION OF DIRECTOR: SAM NUNN                            Mgmt          For                            For

1I     ELECTION OF DIRECTOR: JAMES D. ROBINSON III               Mgmt          For                            For

1J     ELECTION OF DIRECTOR: PETER V. UEBERROTH                  Mgmt          For                            For

1K     ELECTION OF DIRECTOR: JAMES B. WILLIAMS                   Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG          Mgmt          For                            For
       LLP AS INDEPENDENT AUDITORS

03     APPROVAL OF THE PERFORMANCE INCENTIVE PLAN OF             Mgmt          For                            For
       THE COCA-COLA COMPANY

04     SHAREOWNER PROPOSAL REGARDING MANAGEMENT COMPENSATION     Shr           Against                        For

05     SHAREOWNER PROPOSAL REGARDING AN ADVISORY VOTE            Shr           Against                        For
       ON THE COMPENSATION COMMITTEE REPORT

06     SHAREOWNER PROPOSAL REGARDING CHEMICAL AND BIOLOGICAL     Shr           Against                        For
       TESTING

07     SHAREOWNER PROPOSAL REGARDING STUDY AND REPORT            Shr           Against                        For
       ON EXTRACTION OF WATER IN INDIA

08     SHAREOWNER PROPOSAL REGARDING RESTRICTED STOCK            Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 THE GOLDMAN SACHS GROUP, INC.                                                               Agenda Number:  932632917
--------------------------------------------------------------------------------------------------------------------------
        Security:  38141G104
    Meeting Type:  Annual
    Meeting Date:  11-Apr-2007
          Ticker:  GS
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: LLOYD C. BLANKFEIN                  Mgmt          For                            For

1B     ELECTION OF DIRECTOR: LORD BROWNE OF MADINGLEY            Mgmt          For                            For

1C     ELECTION OF DIRECTOR: JOHN H. BRYAN                       Mgmt          For                            For

1D     ELECTION OF DIRECTOR: GARY D. COHN                        Mgmt          For                            For

1E     ELECTION OF DIRECTOR: CLAES DAHLBACK                      Mgmt          For                            For

1F     ELECTION OF DIRECTOR: STEPHEN FRIEDMAN                    Mgmt          For                            For

1G     ELECTION OF DIRECTOR: WILLIAM W. GEORGE                   Mgmt          For                            For

1H     ELECTION OF DIRECTOR: RAJAT K. GUPTA                      Mgmt          For                            For

1I     ELECTION OF DIRECTOR: JAMES A. JOHNSON                    Mgmt          For                            For

1J     ELECTION OF DIRECTOR: LOIS D. JULIBER                     Mgmt          For                            For

1K     ELECTION OF DIRECTOR: EDWARD M. LIDDY                     Mgmt          For                            For

1L     ELECTION OF DIRECTOR: RUTH J. SIMMONS                     Mgmt          For                            For

1M     ELECTION OF DIRECTOR: JON WINKELRIED                      Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS Mgmt          For                            For
       LLP AS OUR INDEPENDENT AUDITORS FOR OUR 2007
       FISCAL YEAR

03     SHAREHOLDER PROPOSAL REGARDING A CHARITABLE               Shr           Against                        For
       CONTRIBUTIONS REPORT

04     SHAREHOLDER PROPOSAL REGARDING A SUSTAINABILITY           Shr           Against                        For
       REPORT

05     SHAREHOLDER PROPOSAL REGARDING STOCK OPTIONS              Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 TOSHIBA CORPORATION                                                                         Agenda Number:  701234914
--------------------------------------------------------------------------------------------------------------------------
        Security:  J89752117
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2007
          Ticker:
            ISIN:  JP3592200004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For

1.4    Appoint a Director                                        Mgmt          For                            For

1.5    Appoint a Director                                        Mgmt          For                            For

1.6    Appoint a Director                                        Mgmt          For                            For

1.7    Appoint a Director                                        Mgmt          For                            For

1.8    Appoint a Director                                        Mgmt          For                            For

1.9    Appoint a Director                                        Mgmt          For                            For

1.10   Appoint a Director                                        Mgmt          For                            For

1.11   Appoint a Director                                        Mgmt          For                            For

1.12   Appoint a Director                                        Mgmt          For                            For

1.13   Appoint a Director                                        Mgmt          For                            For

1.14   Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TRUWORTHS INTERNATIONAL LTD                                                                 Agenda Number:  701073544
--------------------------------------------------------------------------------------------------------------------------
        Security:  S8793H130
    Meeting Type:  AGM
    Meeting Date:  09-Nov-2006
          Ticker:
            ISIN:  ZAE000028296
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Company and the Group               Mgmt          For                            For
       s audited annual financial statements for the
       period ended 25 JUN 2006

2.1    Re-elect Mr. Michael S. Mark as a Director of             Mgmt          Abstain                        Against
       the Company, who are required to retire by
       rotation at the AGM in accordance with its
       the Articles of Association

2.2    Re-elect Mr. Tony J. Taylor as a Director of              Mgmt          Abstain                        Against
       the Company, who are required to retire by
       rotation in accordance with its Articles of
       Association

2.3    Re-elect Mr. A. Edward Parfett as a Director              Mgmt          Abstain                        Against
       of the Company, who are required to retire
       by rotation in accordance with its Articles
       of Association

3.     Approve to renew the Directors  general authority         Mgmt          For                            For
       which shall be additional to the specific
       authority in respect of the shares for the
       purposes of the Company s equity-settled share
       scheme that was conditionally renewed at the
       2004 AGM  which shall be limited in aggregate
       to 10% of the Company s shares in issue at
       25 JUN 2006, over both the un-issued shares,
       and the repurchased shares, of the Company
       until the following AGM; the authority shall
       include the power to allot or to sell, as the
       case may be, such shares for cash subject to
       the provisions of the Companies Act  Act  and
       the JSE s Listings Requirements, in particular
       this resolution, which if passed would constitute
       a waiver by Members of their pre-emptive rights,
       and is further subject to Paragraph 5.52 of
       such requirements, which provides as follows:
       a) such shares may only be issued or sold,
       as the case may be, to public shareholders
       as defined in the Requirements, and not to
       related parties; b) such shares may be of class
       already in issue; c) such shares may not in
       any 1 FY in the aggregate exceed 15% of the
       Company s issued shares, the number that may
       be issued or sold, as the case may be, being
       determined in accordance with Sub Paragraph
       5.52 (c) of the Requirements; and d) the maximum
       discount at which such shares may be issued
       or sold, as the case may be, is 10% of the
       weighted average traded price of such shares
       on the JSE over the 30 business days preceding
       the date of determination of the issue or selling
       price, as the case may be

4.S.1  Approve, as a general approval contemplated               Mgmt          For                            For
       in the Act, the acquisition from time to time,
       either by the Company itself or by its subsidiaries,
       of the Company s issued shares and including
       the acquisition by the Company of any of its
       issued shares held by its subsidiaries, upon
       such terms and conditions and in such amounts
       as the Directors of the Company may from time
       to time decide, subject however to the provisions
       of the Act and the Listings Requirements of
       the JSE relating to general repurchases of
       shares, it being recorded that it is currently
       required that general repurchases of a Company
       s shares can be made only if: a) the Company
       and its subsidiaries are enabled by their articles
       to acquire such shares; b) the Company and
       its subsidiaries are authorized by their Members
       in terms of special resolutions taken at general
       meetings, to make such general repurchases,
       such authority expires the earlier at the conclusion
       of the next AGM or for 15 months; c) such repurchases
       are effected through the order book operated
       by the JSE trading system and without any prior
       understanding or arrangement between the Company
       and a counter party, unless the JSE otherwise
       permits; d) such repurchases are limited to
       a maximum of 20% per FY of the Company s issued
       shares of that class at the time the aforementioned
       authorization is given, a maximum of 10% in
       aggregate of the Company s issued shares that
       may have been repurchased being capable of
       being held by subsidiaries of the Company;
       e) such repurchases are made at a price no
       greater than 10% above the weighted average
       market price of the Company s shares traded
       on the JSE over the 5 business days immediately
       preceding the date on which the transaction
       is effect; f) at any point in time, the Company
       appoints only one agent to effect any repurchase
       on the Company s behalf; g) the Company may
       only undertake such repurchases if thereafter
       it still complies with the JSE s Listings Requirements
       concerning shareholder spread; h) such repurchases
       are not effected during prohibited periods
       as defined by the JSE

5.     Elect Ernst & Young as the Independent External           Mgmt          For                            For
       Auditors in respect of the audit of the Group
       s annual financial statements for the period
       ending 24 JUN 2007 and authorize the Company
       Audit Committee to determine their fees

6.     Approve the fees of the Non-Executive Directors           Mgmt          For                            For
       for the YE 25 JUN 2006




--------------------------------------------------------------------------------------------------------------------------
 VTECH HOLDINGS LTD                                                                          Agenda Number:  701034148
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9400S108
    Meeting Type:  AGM
    Meeting Date:  11-Aug-2006
          Ticker:
            ISIN:  BMG9400S1089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 MAR 2006

2.     Declare a final dividend for the YE 31 MAR 2006           Mgmt          For                            For

3.a    Re-elect Mr. Allan Wong Chi Yun as a Director             Mgmt          For                            For

3.b    Re-elect Mr. Albert Lee Wai Kuen as a Director            Mgmt          For                            For

3.c    Approve to fix the remuneration of the Directors          Mgmt          For                            For
       as totaling USD120,000 and such that each Director
       shall be entitled to not more than USD 20,000
       per annum and on such terms as the Board may
       decide for the YE 31 MAR 2007 and each subsequent
       FY until the Company in general meeting otherwise
       determines and that further Director appointed
       by the Board shall be entitled to not more
       than USD 20,000 per annum  in proportion to
       the time during which he has held office  and
       on terms as the Board may decide

4.     Re-appoint KPMG as the Auditors and authorize             Mgmt          For                            For
       the Board of Directors to fix their remuneration

5.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the below, to repurchase ordinary shares
       of USD 0.05 each in the share capital of the
       Company on The Stock Exchange of Hong Kong
       Limited   Hong Kong Stock Exchange  , subject
       to and in accordance with all applicable Laws
       and the provisions of, and in the manner specified
       in the Rules Governing the Listing of Securities
       on the Hong Kong Stock Exchange, provided that
       the aggregate nominal amount shall not exceed
       10% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of the AGM at which this resolution is
       passed; and  Authority expires earlier at the
       conclusion of the AGM of the Company to be
       held in 2007 or such authority given under
       this resolution being renewed, revoked or varied
       by ordinary resolution of shareholders of the
       Company in general meeting

6.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the provisions of this resolution, to allot,
       issue and deal with additional authorized and
       unissued shares in the capital of the Company
       and to make or grant offers, agreements and
       options, including warrants to subscribe for
       shares and other rights of subscription for
       or conversion into shares, which might require
       the exercise of such powers, pursuant to: i)
       a rights issue where shares are offered for
       a fixed period to shareholders in proportion
       to their then holdings of shares on a fixed
       record date  subject to such exclusions or
       other arrangements as the Directors may deem
       necessary or expedient in relation to fractional
       entitlements or having regard to any restrictions
       or obligations under the Laws of, or the requirements
       of any recognized regulatory body or stock
       exchange in, any territory applicable to the
       Company ; or (ii) any scrip dividend scheme
       or similar arrangements implemented in accordance
       with the Company s Bye-Laws; or iii) the exercise
       of options granted under any share option scheme
       or similar arrangement adopted by the Company
       and not exceeding 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue ;  Authority expires at the conclusion
       of the AGM of the Company to be held in 2007
       ; this authority shall allow the Company before
       the expiry of this authority to make or grant
       offers, agreements and options  including warrants
       to subscribe for shares and other rights of
       subscription for or conversion into shares
       which would or might require shares to be
       allotted and issued after such expiry and the
       Directors may allot, issue and deal with the
       shares in pursuance of such offers, agreements
       and options as if the authority conferred hereby
       had not expired

7.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5, to extend the general mandate granted to
       the Directors to allot, issue and deal with
       the shares pursuant to Resolution 6, by adding
       to the aggregate nominal amount share capital
       of the Company which may be allotted or agreed
       to be conditionally or unconditionally allotted
       by the Directors pursuant to such general mandate
       of an amount representing the aggregate nominal
       amount of the share capital repurchased by
       the Company under the authority granted pursuant
       to Resolution 5, provided that such amount
       does not exceed 10% of the aggregate nominal
       amount of the issued share capital of the Company
       at the date of passing this resolution




--------------------------------------------------------------------------------------------------------------------------
 WAL-MART DE MEXICO S A DE C V                                                               Agenda Number:  701090677
--------------------------------------------------------------------------------------------------------------------------
        Security:  P98180105
    Meeting Type:  EGM
    Meeting Date:  14-Nov-2006
          Ticker:
            ISIN:  MXP810081010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Amend the Corporate Bylaws                                Mgmt          For                            For

2.     Appoint or ratify the Members of the Board of             Mgmt          Abstain                        Against
       Directors

3.     Appoint the Chairperson of the Audit Committee            Mgmt          Abstain                        Against

4.     Appoint the Chairperson of the Corporate Practices        Mgmt          Abstain                        Against
       Committee




--------------------------------------------------------------------------------------------------------------------------
 WAL-MART DE MEXICO S A DE C V                                                               Agenda Number:  701138984
--------------------------------------------------------------------------------------------------------------------------
        Security:  P98180105
    Meeting Type:  OGM
    Meeting Date:  06-Mar-2007
          Ticker:
            ISIN:  MXP810081010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Board of Directors  report                    Mgmt          For                            For

2.     Receive the Audit Committee s report                      Mgmt          For                            For

3.     Approve the financial information document for            Mgmt          For                            For
       the FY going from 01 JAN to 31 DEC 2006

4.     Receive the report regarding the status of the            Mgmt          For                            For
       fund to repurchase shares

5.     Approve the plan to cancel 158,368,900 shares             Mgmt          For                            For
       of the Company, which are currently treasury
       shares coming from the repurchase of shares

6.     Approve the plan for allocation of results                Mgmt          For                            For

7.     Approve the plan to pay a dividend that at the            Mgmt          For                            For
       election of the shareholder will be paid in
       cash, with a charge against the retained profits
       account of the Company Cufin, in the amount
       of MXN 0.51 per share, or in shares of the
       Company, at the ratio that is determined by
       taking into account the average quoted closing
       price of the share on 28 MAR 2007 and the MXN
       0.51, against coupon 45; it is planned that
       the dividend be paid on 20 APR 2007

8.     Approve the plan to carry out the increase of             Mgmt          For                            For
       the corporate capital in its variable part,
       through the issuance of up to 109,234,586,
       common, ordinary shares that will be used exclusively
       to be delivered as dividend and that will be
       paid in through the allocation to the corporate
       capital account of the amount of MXN 0.51 per
       share of the retained profits account of the
       Company, by which the increase of the variable
       part of the corporate capital, would be up
       to the amount of MXN 4,369,383,440.00; those
       shares that are not subscribed for and delivered
       to the shareholders in the manner indicated,
       will be canceled and the increase of the corporate
       capital will also be canceled in the same proportion

9.     Receive the report regarding the fulfillment              Mgmt          For                            For
       of tax obligations

10.    Receive the report regarding the share plan               Mgmt          For                            For
       for personnel

11.    Receive the report of the Fundacion Wal-Mart              Mgmt          For                            For
       De Mexico

12.    Ratify the actions of the Board of Directors              Mgmt          For                            For
       during the FY going from 01 JAN to 31 DEC 2006

13.    Appoint or ratify the Members of the Board of             Mgmt          For                            For
       Directors

14.    Appoint or ratify the Chairpeople of the Audit            Mgmt          For                            For
       and Corporate Practices Committee s

15.    Approve the decisions that are stated in the              Mgmt          For                            For
       minutes of the meeting that is held





SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Calamos Global Total Return Fund
By (Signature)       /s/ John P. Calamos, Sr.
Name                 John P. Calamos, Sr.
Title                President
Date                 08/30/2007